UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23341

Name of Fund:
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 07/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
JULY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Annual Report
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S. stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities (MSCI
Europe, Australasia, Far
East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.92 4.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of July 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investment Objective
BlackRock Global Long/Short Credit Fund’s (the “Fund”) investment objective is to seek absolute total returns over a complete market cycle.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2023, the Fund underperformed its benchmark, the ICE BofA 3-month U.S. Treasury Bill Index. The Fund is not managed specifically to a benchmark due to the nature of its strategy, so the index return listed above is for reference purposes only.
What factors influenced performance?
The Fund’s European Traditional strategies and U.S. Absolute Return strategies were the leading positive drivers of performance. The U.S. Traditional and Carry strategies also contributed, as did European Absolute Return strategies. European and U.S. risk-management strategies were the largest detractors.
The Fund used derivatives, including currency forward contracts, futures and swaps, in order to manage its positioning in an efficient manner. Positions in derivatives, primarily used as part of the Fund’s risk-management strategies, detracted from performance. The Fund’s cash position did not materially impact performance.
Describe recent portfolio activity.
The investment adviser increased the Fund’s overall net long positioning over the course of the period. It also moved duration (interest rate sensitivity) to the top end of its target range in response to the large increase in prevailing yields and continued challenges in the macroeconomic backdrop.
The investment adviser entered the period with a generally negative view on the U.S. economy, but became more optimistic as 2023 progressed given that growth data continued to exceed expectations. The investment adviser reduced the Fund’s position in U.S. corporate bonds in favor of AAA rated collateralized loan obligations.
The investment adviser believed certain segments of the European corporate bond market remained attractive. It reduced the Fund’s long positions in securities with greater sensitivity to the region’s economic growth and rotated into select investment-grade and high yield issuers, with a tilt in favor of the latter.
Describe portfolio positioning at period end.
The Fund was positioned with a preference for short-dated investment-grade corporates. It also held high-quality securitized assets, particularly aviation-related securities with above-average yields and lower sensitivity to market movements. The adviser believes this area offers a favorable risk-reward profile at a time of macroeconomic uncertainty.
The investment adviser reduced the position in senior loans in favor of fixed-rate high yield bonds on the view that the former category could come under some pressure in the months ahead. It also aimed to build a lower-volatility portfolio in Europe via a high-quality bias. The investment manager believed that taking on risk in Europe over the first half of the period was not compelling. While fundamentals in the region remained uneven, robust investor demand continued to support the category’s performance. The investment adviser continues to monitor market conditions closely.
The Fund’s cash position was above typical levels due to continued market volatility. The investment adviser believed the performance dispersion in the credit markets was likely to persist as the economy slows and financial conditions tighten due to the lagged effects of monetary policy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2023 (continued)

Fund Summary
BlackRock Global Long/Short Credit Fund
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not Applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global
Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock Funds
SM
, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that measures returns of 3-month Treasury Bills. On March 1, 2021, the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index
(the “Index”). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the lndex. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 6.15% 5.99% 2.88% N/A 1.72% N/A 1.78% N/A
Investor A ........................... 5.70 5.48 2.76 (1.35)% 1.47 0.65% 1.53 1.11%
Investor C ........................... 5.19 5.00 1.84 0.89 0.68 0.68 0.92 0.92
Class K ............................ 6.21 6.08 2.98 N/A 1.80 N/A 1.85 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ... — — 3.96 N/A 1.60 N/A 1.03 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds
SM
, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of July 31, 2023 (continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense and Interest
Expense
Excluding Dividend
Expense and Interest
Expense Annualized Expense Ratio
Beginning
Account
Value
(02/01/23)
Ending
Account
Value
(07/31/23)
Including
Dividend
Expense
and Interest
Expense
(a)
Excluding
Dividend
Expense
and Interest
Expense
(a)
Beginning
Account
Value
(02/01/23)
Ending
Account
Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Institutional .... $ 1,000.00 $ 1,024.40 $ 7.58 $ 5.97 $ 1,000.00 $ 1,017.31 $ 7.55 $ 1,018.89 $ 5.96 1.51% 1.19%
Investor A ..... 1,000.00 1,023.20 8.68 7.02 1,000.00 1,016.22 8.65 1,017.85 7.00 1.73 1.40
Investor C ..... 1,000.00 1,018.70 12.36 10.76 1,000.00 1,012.55 12.33 1,014.13 10.74 2.47 2.15
Class K ...... 1,000.00 1,025.60 7.13 5.52 1,000.00 1,017.75 7.10 1,019.34 5.51 1.42 1.10
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 45.9% 3.1% 49.0%
United Kingdom .......................... 11.4 0.8 12.2
Ireland ................................ 6.2 — 6.2
Cayman Islands .......................... 4.7 — 4.7
France ................................ 4.2 — 4.2
Italy .................................. 3.8 0.2 4.0
Germany .............................. 3.2 0.2 3.4
Luxembourg ............................ 2.5 — 2.5
Spain ................................. 2.2 — 2.2
Netherlands ............................ 1.4 — 1.4
Israel ................................. 1.3 — 1.3
Portugal ............................... 1.0 — 1.0
Other
(b)
................................ 7.6 0.3 7.9
Total ................................. 95.4% 4.6% 100.0%
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(d)
AAA/Aaa
(e)
...................................... 13.0%
AA/Aa ......................................... 0.3
A ............................................. 2.5
BBB/Baa ....................................... 16.5
BB/Ba ......................................... 25.7
B ............................................ 24.2
CCC/Caa ....................................... 4.5
CC/Ca ......................................... 0.3
C ............................................ 0.1
NR ........................................... 12.9
(a)
Total investments include the gross market values of long and short positions and exclude Short-Term Securities, Options Purchased and Options Written.
(b)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
Excludes short-term securities, options purchased, options written and borrowed bonds and investments sold short.
(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Fund’s
Class K Shares would be substantially similar to I nstitutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at  NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2023
BlackRock Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 4.5%
(a)(b)
ACAS CLO Ltd., Series 2015-1A, Class
AR3, (3-mo. LIBOR USD at 0.89%
Floor + 0.89%), 6.46%, 10/18/28 . USD 752 $ 747,696
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (3-mo. LIBOR USD at
0.95% Floor + 0.95%), 6.52%,
10/16/30 ................. 471 467,234
Apidos CLO XX, Series 2015-20A,
Class A1RA, (3-mo. LIBOR USD
at 1.10% Floor + 1.10%), 6.67%,
07/16/31 ................. 250 248,474
Apidos CLO XXII, Series 2015-22A,
Class A1R, (3-mo. LIBOR USD
at 1.06% Floor + 1.06%), 6.65%,
04/20/31 ................. 249 247,668
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. LIBOR USD
at 0.95% Floor + 0.95%), 6.54%,
10/20/30 ................. 250 247,891
Apidos CLO XXV Ltd., Series 2016-
25A, Class A1R, (3-mo. LIBOR USD
at 1.17% Floor + 1.17%), 6.76%,
10/20/31 ................. 250 248,430
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. LIBOR USD
at 0.93% Floor + 0.93%), 6.50%,
07/17/30 ................. 467 463,839
Bain Capital Credit CLO Ltd., Series
2018-1A, Class A1, (3-mo. LIBOR
USD + 0.96%), 6.57%, 04/23/31 .. 993 985,371
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A1R2, (3-
mo. LIBOR USD at 1.13% Floor +
0.87%), 6.44%, 07/15/29 ....... 265 262,710
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.52%, 10/15/30 ....... 224 222,737
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo.
LIBOR USD + 1.18%), 6.79%,
10/22/30 ............... 1,604 1,596,860
Series 2015-3A, Class A1R, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.59%, 04/20/31 .... 241 239,447
Carlyle Global Market Strategies CLO
Ltd.
Series 2013-3A, Class A1AR, (3-mo.
CME Term SOFR + 1.36%),
6.67%, 10/15/30 .......... 1,114 1,111,227
Series 2013-4A, Class A1RR, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.57%, 01/15/31 .... 238 237,668
Series 2014-1A, Class A1R2, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 6.54%, 04/17/31 .... 1,739 1,728,636
Series 2014-2RA, Class A1, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 6.37%, 05/15/31 .... 246 244,626
Series 2014-3RA, Class A1A, (3-mo.
LIBOR USD + 1.05%), 6.67%,
07/27/31 ............... 248 246,470
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.57%, 07/20/31 ... 237 235,578
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Carlyle US CLO Ltd., Series 2018-1A,
Class A1, (3-mo. LIBOR USD +
1.02%), 6.61%, 04/20/31 ....... USD 745 $ 738,350
Cedar Funding IX CLO Ltd., Series
2018-9A, Class A1, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%),
6.57%, 04/20/31 ............ 1,250 1,242,089
Cedar Funding VII CLO Ltd., Series
2018-7A, Class A1, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%),
6.59%, 01/20/31 ............ 986 979,463
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.57%, 10/18/30 .... 734 730,954
Series 2014-2RA, Class A1, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 6.66%, 04/24/30 .... 905 899,761
Series 2015-3A, Class AR, (3-mo.
LIBOR USD at 0.87% Floor +
0.87%), 6.45%, 04/19/29 .... 208 207,399
Series 2017-1A, Class AR, (3-mo.
LIBOR USD at 1.01% Floor +
1.01%), 6.61%, 04/23/29 .... 1,678 1,670,377
Series 2017-2A, Class AR, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.54%, 04/20/30 .... 727 721,663
Series 2017-4A, Class A1R, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.56%, 10/24/30 .... 468 464,681
Series 2018-2A, Class A1, (3-mo.
LIBOR USD + 1.04%), 6.63%,
04/20/31 ............... 1,000 994,980
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. LIBOR
USD at 0.82% Floor + 0.82%),
6.14%, 11/15/28 ............ 710 707,062
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo. LIBOR
USD at 1.02% Floor + 1.02%),
6.59%, 04/15/29 ............ 1,118 1,111,715
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 6.54%, 04/15/31 ....... 244 240,726
Dryden 49 Senior Loan Fund, Series
2017-49A, Class AR, (3-mo. CME
Term SOFR at 0.95% Floor +
1.21%), 6.52%, 07/18/30 ....... 465 463,656
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(3-mo. LIBOR USD at 1.20% Floor +
1.20%), 6.52%, 08/15/30 ....... 904 901,293
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.52%,
04/17/31 ................. 233 231,473
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. LIBOR USD
at 1.10% Floor + 1.10%), 6.67%,
07/15/31 ................. 1,500 1,493,431
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 6.59%,
04/20/31 ................. 246 244,764

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XXI CLO Ltd., Series 2015-21A,
Class AR, (3-mo. CME Term SOFR
+ 1.28%), 6.61%, 04/20/31 ..... USD 247 $ 244,899
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (3-mo. LIBOR USD
at 0.87% Floor + 0.87%), 6.48%,
04/24/29 ................. 534 531,001
Galaxy XXV CLO Ltd., Series 2018-
25A, Class A, (3-mo. CME Term
SOFR + 1.41%), 6.76%, 10/25/31 250 248,143
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. LIBOR USD
at 1.02% Floor + 1.02%), 6.34%,
05/16/31 ................. 1,000 991,110
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. LIBOR USD
at 1.07% Floor + 1.30%), 6.87%,
07/15/31 ................. 250 249,375
Generate CLO 2 Ltd., Series 2A, Class
AR, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 6.76%, 01/22/31 . 2,947 2,927,263
Generate CLO 4 Ltd., Series 4A, Class
A1R, (3-mo. LIBOR USD + 1.09%),
6.68%, 04/20/32 ............ 244 241,912
Madison Park Funding XLI Ltd., Series
12A, Class AR, (3-mo. LIBOR USD
+ 0.83%), 6.44%, 04/22/27 ..... 1,352 1,345,763
Madison Park Funding XVII Ltd., Series
2015-17A, Class AR2, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%),
6.60%, 07/21/30 ............ 241 239,342
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR, (3-
mo. LIBOR USD at 0.94% Floor +
0.94%), 6.54%, 10/21/30 ....... 492 488,529
Madison Park Funding XXIII Ltd., Series
2017-23A, Class AR, (3-mo. LIBOR
USD at 0.97% Floor + 0.97%),
6.59%, 07/27/31 ............ 733 728,447
Madison Park Funding XXV Ltd., Series
2017-25A, Class A1R, (3-mo. LIBOR
USD at 0.97% Floor + 0.97%),
6.58%, 04/25/29 ............ 970 965,763
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
LIBOR USD + 1.20%), 6.83%,
07/29/30 ................. 1,962 1,956,110
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
LIBOR USD at 0.92% Floor +
0.92%), 6.49%, 10/15/29 ....... 729 725,240
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A, Class AR2, (3-
mo. LIBOR USD at 1.03% Floor +
1.03%), 6.64%, 04/22/29 ....... 712 707,893
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. LIBOR USD at 0.92% Floor +
0.92%), 6.49%, 10/18/30 ....... 487 484,361
OCP CLO Ltd.
Series 2017-13A, Class A1AR, (3-
mo. LIBOR USD at 0.96% Floor +
0.96%), 6.53%, 07/15/30 .... 985 975,593
Series 2017-14A, Class A1A, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.53%, 11/20/30 ..... 249 247,370
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-17A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 6.63%, 07/20/32 ... USD 500 $ 493,994
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
LIBOR USD + 1.00%), 6.59%,
03/17/30 ................. 236 234,585
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.52%, 07/15/29 ....... 224 222,730
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
LIBOR USD at 0.26% Floor +
1.19%), 6.78%, 01/20/31 ....... 243 241,754
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 6.54%, 04/15/31 ....... 607 603,727
Octagon Investment Partners XIV
Ltd., Series 2012-1A, Class AARR,
(3-mo. LIBOR USD at 0.95% Floor +
0.95%), 6.52%, 07/15/29 ....... 1,001 997,551
Octagon Investment Partners XV
Ltd., Series 2013-1A, Class A1RR,
(3-mo. LIBOR USD at 0.97% Floor +
0.97%), 6.55%, 07/19/30 ....... 919 914,461
Octagon Investment Partners XVI
Ltd., Series 2013-1A, Class A1R,
(3-mo. LIBOR USD at 1.02% Floor +
1.02%), 6.59%, 07/17/30 ....... 1,000 990,700
OZLM VII Ltd., Series 2014-7RA, Class
A1R, (3-mo. LIBOR USD at 1.01%
Floor + 1.01%), 6.58%, 07/17/29 . 1,062 1,053,562
Palmer Square CLO Ltd.
Series 2018-1A, Class A1, (3-mo.
LIBOR USD at 1.29% Floor +
1.03%), 6.60%, 04/18/31 .... 472 469,998
Series 2020-3A, Class A1AR, (3-mo.
LIBOR USD at 1.08% Floor +
1.08%), 6.40%, 11/15/31 ..... 250 248,226
Palmer Square Loan Funding Ltd.
Series 2020-1A, Class A1, (3-mo.
LIBOR USD at 0.80% Floor +
0.80%), 6.18%, 02/20/28 .... 56 56,140
Series 2021-1A, Class A1, (3-mo.
LIBOR USD at 1.16% Floor +
0.90%), 6.49%, 04/20/29 .... 110 109,853
Series 2021-2A, Class A1, (3-mo.
LIBOR USD at 0.80% Floor +
0.80%), 6.18%, 05/20/29 .... 143 141,856
Series 2021-4A, Class A1, (3-mo.
LIBOR USD at 1.06% Floor +
0.80%), 6.37%, 10/15/29 .... 180 178,181
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.79%,
07/24/31 ................. 250 248,407
Regatta Funding LP, Series 2013-2A,
Class A1R3, (3-mo. CME Term
SOFR at 0.85% Floor + 1.11%),
6.42%, 01/15/29 ............ 283 282,056
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. LIBOR USD +
1.07%), 6.64%, 07/17/31 ....... 248 247,515

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. LIBOR USD at
1.03% Floor + 1.03%), 6.62%,
04/20/31 ................. USD 1,959 $ 1,941,447
Shackleton CLO Ltd., Series 2017-10A,
Class AR2, (3-mo. CME Term SOFR
at 0.89% Floor + 1.15%), 6.48%,
04/20/29 ................. 192 190,391
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A, (3-mo. LIBOR USD
at 1.11% Floor + 1.11%), 6.72%,
04/25/31 ................. 237 235,355
Stratus CLO Ltd., Series 2021-2A,
Class A, (3-mo. CME Term SOFR
at 0.90% Floor + 1.16%), 6.49%,
12/28/29 ................. 196 194,328
Symphony CLO XV Ltd., Series 2014-
15A, Class AR3, (3-mo. LIBOR USD
at 1.08% Floor + 1.08%), 6.65%,
01/17/32 ................. 500 493,528
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 6.41%,
01/17/32 ................. 213 210,574
49,125,432
Ireland — 5.3%
(b)(c)
AlbaCore Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 4.60%
Floor + 4.60%), 8.26%, 07/15/35 . EUR 1,695 1,769,385
Aqueduct European CLO DAC, Series
2022-7X, Class A, (3-mo. EURIBOR
at 2.05% Floor + 2.05%), 5.25%,
03/15/36 ................. 2,002 2,202,917
Aurium CLO DAC, Series 4X, Class AR,
(3-mo. EURIBOR at 0.73% Floor +
0.73%), 4.39%, 01/16/31 ....... 898 971,389
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 4.42%, 06/23/34 ..... 1,500 1,604,714
Avoca CLO XIV DAC
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 8.36%, 01/12/31 .... 1,970 1,953,110
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 10.01%, 01/12/31 .... 2,200 2,091,708
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 609,816
Avoca CLO XV DAC
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 7.79%, 04/15/31 .... 1,765 1,695,308
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.50%, 04/15/31 .... 3,425 3,096,765
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 5.91%, 01/20/37 . 4,000 4,401,527
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.33%, 04/25/36 . 2,968 3,245,913
CIFC European Funding CLO IV DAC,
Series 4X, Class A, 4.61%, 08/18/35 2,800 2,992,387
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 4.45%, 04/15/34 . 4,400 4,711,017
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
6.68%, 12/15/34 ............ EUR 400 $ 400,935
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class A, 5.68%,
08/15/36
(d)
................ 4,800 5,279,991
Invesco Euro CLO III DAC, Series 3X,
Class F, (3-mo. EURIBOR at 8.07%
Floor + 8.07%), 11.73%, 07/15/32 788 770,500
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 4.76%, 04/20/36 . 3,000 3,276,036
Margay CLO I DAC
Series 1X, Class A, 5.80%, 07/15/36 2,928 3,234,752
Series 1X, Class D, 10.25%,
07/15/36 ............... 285 316,966
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 9.18%, 04/17/34 ....... 438 433,166
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (3-mo.
EURIBOR at 5.66% Floor + 5.66%),
8.98%, 05/15/34 ............ 280 265,657
OCP Euro CLO DAC, Series 2017-2X,
Class F, (3-mo. EURIBOR at 6.40%
Floor + 6.40%), 10.06%, 01/15/32 1,000 960,626
Palmer Square European CLO DAC
Series 2023-1X, Class A, 5.75%,
07/15/36 ............... 4,700 5,171,933
Series 2023-1X, Class D, 10.05%,
07/15/36 ............... 1,036 1,145,429
Tikehau CLO DAC, Series 7X, Class A,
(3-mo. EURIBOR at 2.00% Floor +
2.00%), 5.70%, 10/20/35 ....... 4,500 4,944,482
57,546,429
United Kingdom — 0.4%
Greene King Finance plc, Series
B1,  (Sterling Overnight Index
Average + 1.92%), 6.88%,
12/15/34
(b)
................ GBP 1,518 1,441,624
Unique Pub Finance Co. plc (The)
(c)(e)
Series M,  7.39%, 03/28/24 ..... 163 207,782
Series N,  6.46%, 03/30/32 ..... 1,575 1,998,488
3,647,894
United States — 0.1%
(a)(b)
522 Funding CLO Ltd., Series 2018-3A,
Class AR, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 6.63%,
10/20/31 ................. USD 250 249,152
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. LIBOR USD at 0.95% Floor +
0.95%), 6.27%, 08/14/30 ....... 228 226,591
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. LIBOR USD at
0.98% Floor + 0.98%), 6.30%,
05/15/30 ................. 381 378,315
GoldenTree Loan Opportunities X
Ltd., Series 2015-10A, Class AR,
(3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.71%, 07/20/31 ....... 250 249,229

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Greenwood Park CLO Ltd., Series
2018-1A, Class A1, (3-mo. CME
Term SOFR + 1.29%), 6.60%,
04/15/31 ................. USD 250 $ 248,162
1,351,449
Total Asset-Backed Securities — 10.3%
(Cost: $113,989,100) ............................. 111,671,204
Shares
Shares
Common Stocks
Canada — 0.0%
CTC Triangle BV
(d)(f)
............ 1,318,669 14
Germany — 0.0%
(f)
ADLER Group SA
(a)(c)
........... 129,055 95,212
ADLER Group SA ............. 58,283 41,530
136,742
Luxembourg — 0.0%
Codere New Topco SA
(d)(f)(g)
....... 59,465 1
United Kingdom — 0.0%
(f)
Genius Sports Ltd. ............. 48,779 382,427
NEW Look Retailers
(d)
........... 2,879,698 37
382,464
United States — 0.9%
Ascent Resources Marcellus Holdings
LLC
(f)
.................... 86,655 86,655
Astra Space, Inc., Class A
(f)
....... 45,693 18,734
Caesars Entertainment, Inc.
(f)
...... 1,918 113,200
California Resources Corp. ....... 6,541 348,962
Chesapeake Energy Corp. ....... 2,372 200,054
Citigroup, Inc. ................ 1,884 89,791
Crown PropTech Acquisitions
(d)(f)
.... 11,148 7,581
Crown PropTech Acquisitions, Class A
(f)
6,461 66,742
DiamondRock Hospitality Co. ...... 32,659 277,602
Element Solutions, Inc. .......... 10,185 213,478
Equitrans Midstream Corp. ....... 15,000 155,550
Fanatics Holdings, Inc., Class
A, (Acquired 12/15/21, cost
$1,041,005)
(d)(f)(h)
............ 15,345 1,185,862
Forestar Group, Inc.
(f)
........... 3,741 110,285
Green Plains, Inc.
(f)
............ 11,567 410,744
Halliburton Co. ............... 5,872 229,478
HawkEye 360, Inc.
(d)(f)
........... 34,579 386,410
Informatica, Inc., Class A
(f)
........ 117,758 2,242,112
KINS Technology Group, Inc.
(d)(f)
.... 10,167 52,969
Latch, Inc.
(f)
.................. 31,344 54,539
Lions Gate Entertainment Corp., Class
A
(f)
...................... 15,865 121,843
Marathon Petroleum Corp. ....... 1,442 191,815
Mr Cooper Group, Inc.
(f)
......... 3,902 226,199
New Look Builders, Inc.
(d)(f)
....... 11,518,792 115
Park Hotels & Resorts, Inc. ....... 15,408 210,011
Phillips 66 ................... 2,068 230,685
Playstudios, Inc.
(f)
............. 50,453 248,733
Proof Acquisition Corp. I
(d)(f)
....... 6,703 7,574
Sarcos Technology & Robotics Corp.
(f)
35,000 63,001
Sarcos Technology & Robotics Corp.
(f)
879 1,336
Sarcos Technology & Robotics Corp.
(f)
2,874 5,173
Service Properties Trust ......... 24,354 206,765
Sonder Holdings, Inc., Class A
(f)
.... 47,852 28,233
Security
Shares
Shares Value
United States (continued)
Sunstone Hotel Investors, Inc. ..... 14,058 $ 143,251
Symbotic Corp., Class A
(f)
........ 11,176 710,123
Texas Capital Bancshares, Inc.
(f)
.... 903 57,657
Transocean Ltd.
(f)
.............. 35,896 315,885
Xenia Hotels & Resorts, Inc. ...... 18,007 228,689
9,247,836
Total Common Stocks — 0.9%
(Cost: $22,130,575) .............................. 9,767,057
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
FMG Resources August 2006 Pty. Ltd.
(a)
4.38%, 04/01/31 ............ USD 134 115,229
6.13%, 04/15/32 ............ 492 472,365
587,594
Austria — 0.6%
(c)
ams-OSRAM AG
(i)
0.00%, 03/05/25
(j)
........... EUR 3,200 2,700,372
2.13%, 11/03/27 ............ 1,600 1,240,674
Erste Group Bank AG, (3-mo.
EURIBOR + 1.25%), 4.25%
,
05/30/30
(b)
................ 2,300 2,535,981
6,477,027
Belgium — 0.1%
Solvay SA, (5-Year EUR Swap Annual
+ 2.98%), 2.50%
(b)(c)(k)
......... 1,100 1,115,754
Brazil — 0.1%
Embraer Netherlands Finance BV,
7.00%
,
07/28/30
(a)
........... USD 200 202,120
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 193 124,405
Suzano Austria GmbH
3.75%, 01/15/31 ............ 150 128,257
Series DM3N, 3.13%, 01/15/32 .. 120 96,214
550,996
Canada — 0.0%
(a)
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 95,450
Garda World Security Corp., 7.75%
,
02/15/28 ................. 32 31,832
Mattamy Group Corp.
5.25%, 12/15/27 ............ 35 33,095
4.63%, 03/01/30 ............ 252 221,053
381,430
Cayman Islands — 0.0%
Pearl Holding II Ltd., 6.00%
,
(c)(k)
.... 191 1,027
Chile — 0.0%
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 229 198,845
4.70%, 01/22/28 ............ 200 141,158
340,003
China — 0.6%
(c)
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(f)(i)(l)
..... EUR 7,100 6,632,017
Fantasia Holdings Group Co. Ltd.,
11.75%
,
04/17/22
(b)(f)(l)
......... USD 200 10,500

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
Modern Land China Co. Ltd., 9.00%
,
(9.00% Cash or 11.00% PIK),
12/30/26
(b)(f)(l)(m)
............. USD 238 $ 6,422
Pearl Holding III Ltd., 9.00%
,
10/22/25 152 46,760
Yango Justice International Ltd., 8.25%
,
11/25/23
(b)(f)(l)
............... 200 2,000
6,697,699
Colombia — 0.1%
ABRA Global Finance, 11.50%
,
(11.50%
Cash or 11.50% PIK), 03/02/28
(a)(m)
386 317,516
Avianca Midco 2 plc, 9.00%
,
12/01/28
(a)
116 101,344
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 171,450
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 231 226,523
816,833
Cyprus — 0.1%
Bank of Cyprus PCL
(1-Year EUR Swap Annual +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 1,110 1,073,992
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(c)
........... 1,944 2,177,505
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 200 196,366
France — 3.0%
Altice France SA
(c)
2.50%, 01/15/25 ............ EUR 2,200 2,141,331
4.25%, 10/15/29 ............ 1,110 839,056
Atos SE
(c)
0.00%, 11/06/24
(i)(j)
.......... 2,500 2,306,940
1.75%, 05/07/25 ............ 100 86,195
BNP Paribas SA, Series TMO,
(BFRTMO - 0.25%), 0.00%
(b)(k)
... 1,163 930,667
Casino Guichard Perrachon SA
(b)(f)(k)(l)
(10-Year EURIBOR ICE Swap
Rate  at 9.00% Cap + 1.00%),
4.02% ................. 7,464 26,180
(5-Year EURIBOR ICE Swap Rate +
3.82%), 3.99%
(c)
.......... 7,500 28,037
Clariane SE
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%),
4.13%
(b)(c)(k)
.............. GBP 3,200 3,271,003
Credit Agricole SA, 4.88%
,
10/23/29
(c)
1,400 1,712,026
Eutelsat SA
(c)
2.00%, 10/02/25 ............ EUR 800 804,651
1.50%, 10/13/28 ............ 1,800 1,510,518
Goldstory SAS, 5.38%
,
03/01/26
(c)
.. 1,433 1,512,623
Iliad SA
(c)
5.38%, 06/14/27 ............ 2,200 2,418,416
5.63%, 02/15/30 ............ 500 544,253
La Financiere Atalian SASU
(c)
4.00%, 05/15/24 ............ 1,252 1,006,903
5.13%, 05/15/25 ............ 1,763 1,366,585
RCI Banque SA, (5-Year EUR Swap
Annual + 2.85%), 2.63%
,
02/18/30
(b)
(c)
...................... 6,400 6,580,815
Sabena Technics SAS, (Acquired
10/28/22, cost $335,754)
(b)(d)(h)
... 342 376,029
Societe Generale SA, (5-Year USD
Swap Semi + 4.30%), 7.38%
(a)(b)(k)
. USD 1,663 1,642,438
Security
Par (000)
Par (000) Value
France (continued)
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 4.00%),
7.25%
(b)(c)(k)
................ EUR 1,100 $ 1,090,552
Vallourec SA, 8.50%
,
06/30/26
(c)
.... 1,812 2,002,255
32,197,473
Germany — 2.7%
ADLER Group SA, 2.00%
,
11/23/23
(c)(e)(f)
(i)(l)
...................... 800 791,640
Agps Bondco plc
(c)
6.00%, 08/05/25
(f)(l)
.......... 1,900 799,062
5.50%, 11/13/26
(b)(f)(l)
......... 700 250,136
5.00%, 04/27/27
(f)(l)
.......... 1,900 658,051
5.00%, 01/14/29
(b)
........... 2,000 626,715
Aroundtown SA
(c)
(5-Year GBP Swap + 4.38%),
4.75%
(b)(k)
............... GBP 2,097 989,549
2.00%, 11/02/26 ............ EUR 1,000 924,954
0.38%, 04/15/27 ............ 1,500 1,222,546
1.45%, 07/09/28 ............ 3,200 2,455,182
AT Securities BV, (5-Year USD Swap
Semi + 3.55%), 7.75%
(b)(c)(k)
..... USD 3,250 1,439,425
ATF Netherlands BV, (5-Year EUR
Swap Annual + 4.38%), 7.08%
(b)(c)(k)
EUR 1,200 583,834
Cheplapharm Arzneimittel GmbH,
4.38%
,
01/15/28
(c)
........... 1,071 1,089,659
Commerzbank AG, (3-mo. EURIBOR +
2.40%), 5.13%
,
01/18/30
(b)(c)
.... 1,000 1,104,355
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(c)
... 1,600 1,195,584
Deutsche Bank AG
(b)(c)
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(k)
......... 1,200 1,345,036
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00%, 06/24/32 .... 4,100 4,066,279
HT Troplast GmbH, 9.38%
,
07/15/28
(c)
1,276 1,400,829
Lanxess AG, 12.25%
,
06/20/30
(b)(d)
.. 400 431,554
Renk AG, 5.75%
,
07/15/25
(c)
...... 780 853,039
Sudzucker International Finance BV,
1.25%
,
11/29/23
(c)
........... 135 146,908
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(c)
....... 636 687,551
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(c)
....... 1,002 1,059,046
Tele Columbus AG, 3.88%
,
05/02/25
(c)
5,303 3,585,965
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 240 224,437
ZF Finance GmbH, 5.75%
,
08/03/26
(c)
EUR 1,200 1,339,492
29,270,828
Ghana — 0.3%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 4,125 3,357,915
Greece — 0.2%
Danaos Corp., 8.50%
,
03/01/28
(a)
... 1,731 1,749,106
India — 0.1%
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
188 170,862
Natural Foods, 0.00%
,
10/13/29
(b)(d)
.. EUR 993 1,056,639
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... USD 200 178,192
8.95%, 03/11/25
(a)
........... 240 157,836
1,563,529

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%
,
04/14/27
(c)
................ USD 239 $ 231,204
JGC Ventures Pte. Ltd.
(m)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 ............... 28 5,399
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(b)(c)(f)(l)
............ 597 141,633
378,236
Ireland — 0.3%
Bank of Ireland Group plc, (5-Year EUR
Swap Annual + 7.92%), 7.50%
(b)(c)(k)
EUR 2,808 3,056,522
Israel — 1.2%
Energian Israel Finance Ltd., 8.50%
,
09/30/33
(a)(c)
............... USD 181 181,634
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(c)
...................... 145 135,811
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ EUR 2,788 3,118,039
7.88%, 09/15/31 ............ 893 1,019,694
Teva Pharmaceutical Finance
Netherlands III BV
7.88%, 09/15/29 ............ USD 5,728 5,937,187
8.13%, 09/15/31 ............ 2,500 2,638,675
13,031,040
Italy — 3.5%
Azzurra Aeroporti SpA
(c)
2.13%, 05/30/24 ............ EUR 4,583 4,898,128
2.63%, 05/30/27 ............ 992 980,696
Banco BPM SpA
(b)(c)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 ............... 3,575 3,960,421
(5-Year EUR Swap Annual +
3.17%), 2.88%, 06/29/31 .... 937 909,929
Cedacri Mergeco SpA, 8.88%
,
05/15/28
(b)(c)
............... 997 1,071,537
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(c)
....... 2,271 2,496,964
Fiber Bidco SpA, 11.00%
,
10/25/27
(c)
. 680 805,604
Infrastrutture Wireless Italiane SpA,
1.63%
,
10/21/28
(c)
........... 2,604 2,521,021
Inter Media & Communication SpA,
6.75%
,
02/09/27
(c)
........... 426 453,125
Intesa Sanpaolo SpA
5.02%, 06/26/24
(a)
........... USD 1,150 1,123,602
5.15%, 06/10/30
(c)
........... GBP 950 1,016,116
Lottomatica SpA
(c)
9.75%, 09/30/27 ............ EUR 1,130 1,346,489
(3-mo. EURIBOR + 4.13%), 7.59%,
06/01/28
(b)
.............. 460 508,245
Nexi SpA, 0.00%
,
02/24/28
(c)(i)(j)
.... 3,500 2,967,081
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 1,899 1,976,997
Rossini SARL, 6.75%
,
10/30/25
(c)
... 2,761 3,056,878
Telecom Italia SpA
(c)
2.38%, 10/12/27 ............ 763 708,329
6.88%, 02/15/28 ............ 2,226 2,420,849
7.88%, 07/31/28 ............ 1,018 1,137,479
1.63%, 01/18/29 ............ 2,605 2,176,962
UniCredit SpA, (3-mo. EURIBOR +
1.60%), 4.45%
,
02/16/29
(b)(c)
.... 1,100 1,197,162
37,733,614
Security
Par (000)
Par (000) Value
Japan — 0.8%
Rakuten Group, Inc.
3.55%, 11/27/24
(c)
........... USD 400 $ 361,997
10.25%, 11/30/24
(a)
.......... 200 199,539
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ............ EUR 5,062 5,384,785
3.13%, 09/19/25 ............ 1,250 1,301,313
4.00%, 09/19/29 ............ 240 231,909
3.88%, 07/06/32 ............ 1,503 1,330,926
8,810,469
Kuwait — 0.0%
MEGlobal BV
(c)
4.25%, 11/03/26 ............ USD 200 191,335
2.63%, 04/28/28 ............ 200 174,810
366,145
Luxembourg — 2.1%
Adler Financing SARL, 12.50%
,
(12.50% Cash or 12.50% PIK),
06/30/25
(m)
................ EUR 2,887 3,217,836
Altice Financing SA, 3.00%
,
01/15/28
(c)
1,157 940,683
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(c)
................ GBP 1,951 2,184,579
Codere New Holdco SA
7.50%, 11/30/27 ............ EUR 1,514 124,836
7.50%, 11/30/27
(a)
........... 197 9,131
Cullinan Holdco Scsp, 4.63%
,
10/15/26
(c)
................ 2,355 2,140,075
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ............ 5,132 4,107,510
7.75%, 11/01/25 ............ GBP 700 645,910
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
................ EUR 1,886 1,324,030
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(c)
................ 993 1,069,260
SES SA, (5-Year EUR Swap Annual +
3.19%), 2.88%
(b)(c)(k)
.......... 2,687 2,533,361
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
................ 1,260 1,234,442
Vivion Investments SARL, 3.50%
,
11/01/25
(c)
................. 4,500 3,468,373
23,000,026
Mexico — 0.0%
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a)(b)(k)
................ USD 200 171,500
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 200 127,004
Tierra Mojada Luxembourg II SARL,
5.75%
,
12/01/40
(c)
........... 183 160,301
458,805
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 238 217,018
Netherlands — 1.0%
(c)
Cooperatieve Rabobank UA, 4.23%
,
04/25/29
(b)
................ EUR 2,400 2,633,549
Nobian Finance BV, 3.63%
,
07/15/26 780 735,400
Summer BidCo BV
(m)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 1,936 1,882,063

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... EUR 726 $ 710,384
VZ Vendor Financing II BV, 2.88%
,
01/15/29 ................. 4,916 4,341,021
10,302,417
Nigeria — 0.0%
IHS Holding Ltd., 6.25%
,
11/29/28
(a)
. USD 200 164,600
Oman — 0.0%
Oryx Funding Ltd., 5.80%
,
02/03/31
(a)
200 195,798
Portugal — 1.0%
Banco Espirito Santo SA
(b)(c)(f)(l)
2.63%, 05/08/17 ............ EUR 6,100 1,341,390
4.75%, 01/15/18 ............ 19,300 4,244,070
4.00%, 01/21/24 ............ 22,800 5,013,720
10,599,180
Romania — 0.3%
RCS & RDS SA, 2.50%
,
02/05/25
(c)
.. 3,200 3,367,214
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... USD 200 182,124
Slovenia — 0.1%
United Group BV, 4.88%
,
07/01/24
(c)
. EUR 814 884,924
South Africa — 0.1%
Sasol Financing USA LLC
6.50%, 09/27/28 ............ USD 200 183,910
8.75%, 05/03/29
(a)
........... 201 200,498
Stillwater Mining Co., 4.00%
,
11/16/26
(c)
200 179,880
564,288
South Korea — 0.7%
SK Hynix, Inc., 6.38%
,
01/17/28
(a)
... 7,620 7,748,168
Spain — 2.1%
Banco de Sabadell SA
(b)(c)
(1-Year EUR Swap Annual +
2.40%), 5.25%, 02/07/29 .... EUR 800 879,741
(5-Year EUR Swap Annual +
2.20%), 2.00%, 01/17/30 .... 600 609,639
(5-Year EUR Swap Annual +
2.95%), 2.50%, 04/15/31 .... 1,600 1,565,512
Bankinter SA, 4.38%
,
05/03/30
(b)(c)
.. 1,300 1,431,477
CaixaBank SA, (5-Year EUR Swap
Annual + 6.50%), 6.75%
(b)(c)(k)
.... 1,200 1,301,430
Cellnex Finance Co. SA
2.00%, 02/15/33
(c)
........... 4,000 3,484,298
3.88%, 07/07/41
(a)
........... USD 1,000 723,280
Cellnex Telecom SA
(c)
1.75%, 10/23/30 ............ EUR 2,000 1,806,408
0.75%, 11/20/31
(i)
........... 3,400 2,891,966
Cirsa Finance International SARL
(c)
7.88%, 07/31/28 ............ 482 532,704
(3-mo. EURIBOR + 4.50%), 8.18%,
07/31/28
(b)
.............. 732 801,228
Codere Finance 2 Luxembourg SA
(b)(m)
11.00%, (11.00% Cash or 11.00%
PIK), 09/30/26
(c)(e)
......... 2,373 2,138,711
12.75%, (12.75% Cash or 12.75%
PIK), 11/30/27
(c)
........... 1,213 396,766
13.62%, (13.62% Cash or 13.63%
PIK), 11/30/27
(a)
........... USD 746 266,071
Security
Par (000)
Par (000) Value
Spain (continued)
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ EUR 560 $ 543,373
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(c)
................ 1,057 1,088,130
Repsol International Finance BV, (5-
Year EUR Swap Annual + 4.41%),
4.25%
(b)(c)(k)
................ 2,399 2,406,321
22,867,055
Sweden — 0.3%
(c)
Heimstaden Bostad AB
(b)(k)
(5-Year EUR Swap Annual +
3.67%), 3.25% ........... 1,600 1,023,415
(5-Year EUR Swap Annual +
3.15%), 2.63% ........... 124 61,588
Intrum AB, 3.13%
,
07/15/24 ....... 254 269,222
Samhallsbyggnadsbolaget i Norden
AB
(b)(k)
(5-Year EUR Swap Annual +
3.23%), 2.63% ........... 291 58,951
(5-Year EUR Swap Annual +
3.22%), 2.88% ........... 1,200 249,037
SBB Treasury OYJ
0.75%, 12/14/28 ............ 1,900 1,185,807
1.13%, 11/26/29 ............ 1,000 608,402
3,456,422
Switzerland — 0.5%
(c)
Credit Suisse AG, 0.25%
,
09/01/28 .. 900 805,007
UBS Group AG
(b)
(5-Year USD Swap Semi + 4.87%),
7.00%
(k)
................ USD 2,250 2,164,995
(1-Year EUR Swap Annual +
0.77%), 0.65%, 01/14/28 .... EUR 500 478,129
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75%, 03/01/29 .... 1,760 2,156,463
5,604,594
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. USD 200 190,692
United Arab Emirates — 0.1%
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(k)
... 200 198,710
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ............ 200 194,656
3.93%, 02/28/30 ............ 200 186,608
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 33 32,917
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 355 355,114
968,005
United Kingdom — 10.1%
Barclays plc, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.67%), 8.00%
(b)(k)
.... 2,258 2,223,407
BAT Capital Corp.
6.34%, 08/02/30 ............ 3,000 3,000,000
7.75%, 10/19/32 ............ 6,010 6,669,683
6.42%, 08/02/33 ............ 3,115 3,115,000
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ............ GBP 2,590 2,850,277
4.50%, 02/16/26 ............ 624 702,311

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
British Airways Pass-Through Trust,
Series 2013-1, Class A, 8.63%
,
12/15/32
(d)
................ USD 20,924 $ 22,022,510
British Telecommunications plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(a)
... 1,672 1,370,363
8.38%, 12/20/83
(c)
........... GBP 1,325 1,701,527
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 12,260 11,753,893
CPUK Finance Ltd.
(c)
3.59%, 08/28/25 ............ GBP 1,030 1,231,642
4.88%, 08/28/25 ............ 3,092 3,763,284
EnQuest plc, 11.63%
,
11/01/27
(a)
... USD 3,525 3,318,301
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 2,707 3,143,996
Global Switch Finance BV, 1.38%
,
10/07/30
(c)
................ EUR 1,000 910,536
Global Switch Holdings Ltd., 2.25%
,
05/31/27
(c)
................ 400 409,314
Heathrow Finance plc
(b)(c)(e)
4.75%, 03/01/24 ............ GBP 1,287 1,618,638
5.75%, 03/03/25 ............ 380 472,331
HSBC Bank plc, Series 2M, (6-mo.
LIBOR USD + 0.25%), 5.46%
(b)(k)
. USD 3,050 3,036,885
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 ............ EUR 1,350 1,316,258
2.50%, 01/15/26 ............ 708 690,304
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(b)(c)(f)
(i)(l)
...................... GBP 4,275 850,354
Lloyds Banking Group plc, (5-Year
EURIBOR ICE Swap Rate + 5.29%),
4.95%
(b)(c)(k)
................ EUR 600 617,328
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(b)(m)
............... GBP 600 357,933
NatWest Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.55%), 3.62%
,
08/14/30
(b)(c)
............... 1,500 1,795,147
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 7,758 7,700,994
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(c)
................ GBP 2,799 3,304,729
Rolls-Royce plc, 0.88%
,
05/09/24
(c)
.. EUR 1,600 1,710,681
Santander UK Group Holdings plc,
(BPSWS5 + 5.79%), 6.75%
(b)(c)(k)
.. GBP 1,494 1,837,372
Sherwood Financing plc, 6.00%
,
11/15/26
(c)
................. 1,000 1,070,599
Standard Chartered plc, (1-Year EUR
Swap Annual + 1.85%), 4.87%
,
05/10/31
(b)(c)
............... EUR 3,163 3,482,761
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ............ GBP 2,955 3,488,915
8.25%, 07/31/25 ............ 1,731 2,077,083
Synthomer plc, 3.88%
,
07/01/25
(c)
... EUR 1,075 1,061,223
Thames Water Utilities Finance plc
(c)
4.00%, 06/19/25 ............ GBP 556 665,256
0.88%, 01/31/28 ............ EUR 662 607,915
Virgin Media Secured Finance plc,
5.25%
,
05/15/29
(c)
........... GBP 1,188 1,314,210
Vmed O2 UK Financing I plc, 4.00%
,
01/31/29
(c)
................ 2,495 2,601,232
109,864,192
Security
Par (000)
Par (000) Value
United States — 33.5%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 125 $ 110,585
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
155 152,914
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(d)
.... 2,687 2,687,277
American Airlines Pass-Through Trust
(d)
Series 2017-2C, 5.18%, 10/15/23 3,036 3,024,605
Series 2011-1B, Class B, 4.87%,
04/22/25 ............... 1,713 1,702,022
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 4,110 4,012,593
AmeriGas Partners LP, 9.38%
,
06/01/28
(a)
................ 157 160,046
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 6,500 6,517,004
Ardagh Packaging Finance plc
(c)
2.13%, 08/15/26 ............ EUR 2,259 2,243,988
4.75%, 07/15/27 ............ GBP 1,044 1,079,278
Arrow Electronics, Inc., 6.13%
,
03/01/26 ................. USD 6,000 5,989,272
Arsenal AIC Parent LLC, 8.00%
,
10/01/30
(a)
................ 333 339,660
Ashton Woods USA LLC
(a)
4.63%, 08/01/29 ............ 57 49,323
4.63%, 04/01/30 ............ 205 175,275
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(c)
................ EUR 950 1,006,947
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 57 57,160
Buckeye Partners LP
4.35%, 10/15/24 ............ 245 238,569
4.13%, 03/01/25
(a)
........... 111 106,837
Caesars Entertainment, Inc., 8.13%
,
07/01/27
(a)
................ 333 341,549
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 115 115,863
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 301 300,272
Carnival Corp.
(c)
10.13%, 02/01/26 ........... EUR 569 657,597
7.63%, 03/01/26 ............ 1,850 2,003,564
Carnival plc, 1.00%
,
10/28/29 ..... 352 255,914
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 3,913 3,300,154
Catalent Pharma Solutions, Inc., 3.13%
,
02/15/29
(a)
................ 1,000 834,441
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 88 81,730
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 377 387,767
Cleveland-Cliffs, Inc., 6.75%
,
04/15/30
(a)
400 389,118
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 7,617 6,855,587
9.00%, 09/30/29 ............ 4,337 3,884,407
Concentrix Corp.
6.65%, 08/02/26 ............ 7,500 7,487,185
6.60%, 08/02/28 ............ 5,000 4,943,522
6.85%, 08/02/33 ............ 3,000 2,900,501
Consensus Cloud Solutions, Inc.,
6.00%
,
10/15/26
(a)
........... 2,850 2,635,358
Coty, Inc., 6.63%
,
07/15/30
(a)
...... 33 33,289
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 81 71,532
Crown European Holdings SA
(c)
3.38%, 05/15/25 ............ EUR 1,174 1,269,393

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.00%, 05/15/28 ............ EUR 1,458 $ 1,624,071
CSC Holdings LLC, 5.25%
,
06/01/24 . USD 313 291,787
Dana Financing Luxembourg SARL,
8.50%
,
07/15/31
(c)
........... EUR 826 953,596
Dana, Inc., 4.25%
,
09/01/30 ...... USD 45 38,453
Earthstone Energy Holdings LLC
(a)
8.00%, 04/15/27 ............ 243 240,475
9.88%, 07/15/31 ............ 136 140,369
eBay, Inc., 5.90%
,
11/22/25 ....... 5,000 5,067,875
Emerald Debt Merger Sub LLC, 6.63%
,
12/15/30
(a)
................ 135 134,156
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 6,750 6,850,487
7.50%, 06/01/30 ............ 2,000 2,062,420
EQT Corp., 7.00%
,
02/01/30
(b)(e)
.... 4,000 4,209,440
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 664 658,170
Ford Motor Co., 3.25%
,
02/12/32 ... 62 49,019
Ford Motor Credit Co. LLC
6.86%, 06/05/26 ............ GBP 2,410 3,039,676
6.13%, 05/15/28 ............ EUR 833 956,073
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ USD 101 93,754
5.00%, 03/01/28 ............ 1,246 1,155,447
Freed Corp., 10.00%
,
12/01/23
(d)
... 1,009 957,519
Freedom Mortgage Corp., 8.13%
,
11/15/24
(a)
................ 369 367,036
FreeWire Technologies, Inc., 15.27%
,
03/31/25
(b)(d)
............... 667 691,945
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 1,986 1,819,032
8.75%, 05/15/30 ............ 10,594 10,220,926
8.63%, 03/15/31 ............ 5,000 4,784,168
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 8,500 7,820,000
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,133 1,048,025
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 78 71,943
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 5,334 5,756,598
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 2,978 2,988,392
7.13%, 09/30/30 ............ 4,567 4,602,326
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 5,986 3,439,072
GrafTech Global Enterprises, Inc.,
9.88%
,
12/15/28
(a)
........... 37 37,584
GXO Logistics, Inc., 2.65%
,
07/15/31 355 278,003
Hanesbrands, Inc., 9.00%
,
02/15/31
(a)
3,500 3,578,657
HCA, Inc., 5.38%
,
02/01/25 ....... 175 173,963
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 1,201 1,110,925
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 323 296,353
Hyatt Hotels Corp., 5.75%
,
01/30/27 . 6,000 6,025,407
Illumina, Inc., 5.80%
,
12/12/25 ..... 5,000 5,019,485
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 61,237
Iron Mountain UK plc, 3.88%
,
11/15/25
(c)
................. GBP 1,443 1,731,448
Kronos International, Inc., 3.75%
,
09/15/25
(c)
................ EUR 2,124 2,134,088
Security
Par (000)
Par (000) Value
United States (continued)
Landsea Homes Corp., 11.00%
,
07/17/28
(d)
................ USD 1,819 $ 1,764,430
Lessen, Inc., 13.40%
,
01/05/28
(a)(b)(d)
. 1,206 1,122,694
Level 3 Financing, Inc., 3.40%
,
03/01/27
(a)
................ 73 64,386
Liberty Mutual Group, Inc., (5-Year
EUR Swap Annual + 3.70%), 3.63%
,
05/23/59
(b)(c)
............... EUR 1,250 1,309,505
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(i)
................ USD 200 105,000
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 13,446 9,199,484
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 1,630 1,625,601
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 694 607,717
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 189 167,870
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 54 51,603
5.50%, 08/15/28 ............ 258 233,671
5.13%, 12/15/30 ............ 254 214,047
5.75%, 11/15/31 ............ 119 100,983
New Home Co., Inc. (The), 8.25%
,
10/15/27
(a)(e)
............... 72 68,777
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ 11 10,341
4.75%, 11/01/28 ............ 123 108,403
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
8,500 8,480,364
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
........... EUR 2,323 2,464,034
9.75%, 11/15/28
(a)
........... USD 710 686,925
Pacific Gas & Electric Co.
6.10%, 01/15/29 ............ 4,685 4,658,016
6.15%, 01/15/33 ............ 985 972,375
6.40%, 06/15/33 ............ 5,205 5,230,878
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 4,501 3,710,849
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 258 225,428
Permian Resources Operating LLC
(a)
7.75%, 02/15/26 ............ 46 46,453
5.88%, 07/01/29 ............ 101 96,258
Pilgrim's Pride Corp., 6.25%
,
07/01/33 309 306,847
Pitney Bowes, Inc.
4.63%, 03/15/24 ............ 750 735,052
6.88%, 03/15/27
(a)
........... 9,700 7,327,685
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 49 43,244
Rand Parent LLC, 8.50%
,
02/15/30
(a)
10,241 9,629,750
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ 4,250 4,248,645
Rocket Mortgage LLC, 3.63%
,
03/01/29
(a)
................ 194 165,381
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 989 927,232
7.38%, 09/01/25 ............ 6,834 6,167,685
11.25%, 12/15/27 ........... 2,733 2,417,885
SCIL IV LLC, 9.50%
,
07/15/28
(c)
.... EUR 1,628 1,821,955
Seagate HDD Cayman
(a)
8.25%, 12/15/29 ............ USD 6,890 7,221,616
8.50%, 07/15/31 ............ 1,269 1,324,861

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
9.63%, 12/01/32 ............ USD 7,150 $ 7,916,004
Service Properties Trust
4.50%, 03/15/25 ............ 280 263,900
7.50%, 09/15/25 ............ 5,402 5,339,073
Sitio Royalties Corp., 11.08%
,
09/21/26
(b)(d)
............... 1,931 1,926,522
Sonder Holdings, Inc., Note, 12.60%
,
01/19/27
(b)(d)
............... 1,434 1,258,106
Spirit AeroSystems, Inc.
(a)
7.50%, 04/15/25 ............ 11,750 11,744,710
9.38%, 11/30/29 ............ 3,500 3,746,568
Sprint Spectrum Co. LLC
(a)
4.74%, 03/20/25 ............ 5,250 5,191,665
5.15%, 03/20/28 ............ 2,850 2,820,539
Stem, Inc., 0.50%
,
12/01/28
(a)(i)
..... 47 28,965
SUN Country Marine, Inc.
(d)
Series 2019-1C, 7.00%, 12/15/23 10,641 10,548,390
Series 2022-1B, 5.75%, 03/15/29 11,876 11,921,256
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 77 79,526
Tenet Healthcare Corp.
4.25%, 06/01/29 ............ 129 115,589
4.38%, 01/15/30 ............ 239 213,161
Topaz Solar Farms LLC, 5.75%
,
09/30/39
(a)
................ 2,785 2,687,793
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 77 79,503
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 81 84,097
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ............ 7 6,764
5.70%, 06/15/28 ............ 26 24,960
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 541 520,111
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 10,132 10,071,413
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 3,017 3,039,628
Venture Global LNG, Inc., 8.13%
,
06/01/28
(a)
................ 667 677,926
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
1,955 1,754,948
Viasat, Inc.
(a)
5.63%, 09/15/25 ............ 5,250 4,921,875
5.63%, 04/15/27 ............ 750 675,653
VICI Properties LP, 5.63%
,
05/15/52 . 116 106,298
Vistra Operations Co. LLC
(a)
4.88%, 05/13/24 ............ 5,000 4,924,126
5.13%, 05/13/25 ............ 7,000 6,833,156
Warnermedia Holdings, Inc., 6.41%
,
03/15/26 ................. 7,025 7,036,880
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 147 131,939
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 16 15,598
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 456 412,624
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 11,250 10,793,628
XHR LP
(a)
6.38%, 08/15/25 ............ 119 116,996
4.88%, 06/01/29 ............ 40 34,796
364,710,114
Zambia — 0.7%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 3,000 2,984,790
Security
Par (000)
Par (000) Value
Zambia (continued)
6.88%, 03/01/26 ............ USD 3,400 $ 3,329,620
6.88%, 10/15/27 ............ 600 586,875
8.63%, 06/01/31 ............ 500 511,875
7,413,160
Total Corporate Bonds — 66.6%
(Cost: $810,469,575) ............................. 724,689,899
Fixed Rate Loan Interests
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan,
0.17%
,
 11/09/29
(d)
........... GBP 213 2,739
Total Fixed Rate Loan Interests — 0.0%
(Cost: $45,312) ................................ 2,739
Floating Rate Loan Interests
France — 0.3%
Tarkett Participation, Facility Term
Loan B, (6-mo. EURIBOR + 3.70%),
7.63%
,
 04/21/28
(b)
........... EUR 2,831 2,923,467
Germany — 0.3%
(b)
Tele Columbus AG, Facility Term Loan
A3, (6-mo. EURIBOR + 3.50%),
7.43%
,
 10/15/24 ............ 1,900 1,282,447
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR +
4.50%), 8.47%
,
 10/02/26 ...... 2,800 2,135,009
3,417,456
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan,
(6-mo. LIBOR USD + 0.00%),
16.50%
,
 11/10/27
(b)(d)
......... GBP 333 341,902
Luxembourg — 0.3%
(b)
Concrete Investment II SCA, Facility
Term Loan A2, (3-mo. EURIBOR +
2.00%), 5.71%
,
 10/31/23
(d)
..... EUR 82 9
EURO Parfums Fze, Term Loan B,
0 6 / 23 / 28
(n)
................ USD 262 254,140
Rainbow UK Holdco Ltd., Facility
Term Loan B2, (6-mo. EURIBOR +
3.75%), 6.95%
,
 02/24/29 ...... EUR 2,400 2,572,540
Travelport Finance (Luxembourg)
SARL, Term Loan, (3-mo. CME Term
SOFR + 8.50%), 13.36%
,
 05/29/26
(d)
USD 395 252,776
3,079,465
Netherlands — 0.4%
(b)
Columbus Finance BV, Facility Term
Loan B, (3-mo. EURIBOR + 3.75%),
7.35%
,
 01/01/38 ............ EUR 2,400 2,114,339
Median BV, Facility Term Loan B1,
(3-mo. EURIBOR + 4.93%),
8.52%
,
 10/14/27 ............ 2,400 2,427,036
4,541,375

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Singapore — 0.0%
Grab Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
4.50%), 9.93%
,
 01/29/26
(b)
..... USD 69 $ 69,360
United Kingdom — 0.4%
(b)
Misys Ltd., 1st Lien Term Loan, (3-mo.
EURIBOR at 1.00% Floor + 3.00%),
6.60%
,
 06/13/24 ............ EUR 2,188 2,281,777
Virgin Media SFA Finance Ltd., Facility
Term Loan M, (1-mo. LIBOR GBP +
3.25%), 8.22%
,
 11/15/27 ....... GBP 1,900 2,326,029
4,607,806
United States — 5.6%
(b)
2U, Inc., Term Loan, 11.95%
,
 12/28/26 USD 408 391,333
ACProducts Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.75%
,
 05/17/28 . 148 126,760
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.17%
,
 02/02/26 ........... 175 170,134
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.49%
,
 02/01/30 10,286 9,377,438
AMC Entertainment Holdings, Inc.,
Term Loan B1, (1-mo. LIBOR USD +
3.00%), 8.20%
,
 04/22/26 ...... 339 263,714
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.39%
,
 12/30/27
(d)
.......... 119 110,214
American Rock Salt Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.43%
,
 06/09/28 ............ 92 88,166
Amneal Pharmaceuticals LLC, Term
Loan, (1-mo. CME Term SOFR +
3.50%), 8.93%
,
 05/04/25 ...... 2,000 1,897,500
Apex Tool Group LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
10.60%
,
 02/08/29 ........... 198 183,829
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.42%
,
 11/24/27 ............ 184 177,756
Athenahealth Group, Inc., Delayed
Draw Term Loan, 3.50%
,
 02/15/29 137 132,537
Athenahealth Group, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.81%
,
 02/15/29 . 1,110 1,076,158
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR + 10.00%),
0.00%
,
 12/15/27
(d)
........... 597 149,185
AVSC Holding Corp., 1st Lien
Term Loan B1, (1-mo. LIBOR
USD at 1.00% Floor + 3.50%),
8.67%
,
 03/03/25 ............ 963 948,628
AVSC Holding Corp., 1st Lien Term
Loan B3, (3-mo. LIBOR USD +
15.00%), 15.00%
,
 10/15/26 ..... 346 357,123
Security
Par (000)
Par (000) Value
United States (continued)
City Brewing Co. LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
9.07%
,
 04/05/28 ............ USD 164 $ 104,873
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.59%
,
 03/30/29 ............ 720 688,766
Conair Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.29%
,
 05/17/28 ............ 88 83,967
ConnectWise LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
 09/29/28 ...... 178 174,318
CoreLogic, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 11.93%
,
 06/04/29 750 612,187
Deerfield Dakota Holding LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 3.75%),
8.99%
,
 04/09/27 ............ 750 720,585
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.43%
,
 08/02/27 317 314,455
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.67%
,
 12/21/28 239 217,467
DS Parent, Inc., Term Loan B, (6-mo.
CME Term SOFR at 0.75% Floor +
5.75%), 11.34%
,
 12/10/28 ...... 357 347,381
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.50%), 12.93%
,
 05/01/28
(d)
395 395,927
EIS Group, Ltd., Term Loan
(d)
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 12.32%, 07/10/28 584 574,598
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 12.32%, 07/10/28 58 57,460
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.66%
,
 12/29/27
(d)
293 277,934
Epicor Software Corp., 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 7.75%),
13.17%
,
 07/31/28 ........... 561 561,875
Equinox Holdings, Inc., 1st Lien Term
Loan B1, (3-mo. LIBOR USD at
1.00% Floor + 3.00%), 8.54% -
8.73%
,
 03/08/24 ............ 1,629 1,527,677
Flexsys Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
10.75%
,
 11/01/28 ........... 173 157,259
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.27%
,
 08/31/27 ........... 4,021 2,535,162
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 8 .00%),
12.8 6%
,
 07/20/26
(d)
.......... 449 449,858

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Hunter Douglas Holding BV, Term
Loan B1, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.67%
,
 02/26/29 ............ USD 207 $ 196,306
Hydrofarm Holdings Group, Inc.,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.93%
,
 10/25/28
(d)
.......... 169 135,536
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.54%
,
 04/26/28 . 322 317,829
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.18%
,
 10/04/28 130 125,394
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.38%
,
 12/22/26 ........... 127 125,636
Live Nation Entertainment, Inc., Term
Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.11%
,
 10/19/26 ....... 672 669,636
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.98%
,
 09/03/26 ........... 207 156,034
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
12.36%
,
 11/01/29 ........... 461 409,138
Mercury Borrower, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.93%
,
 08/02/28 ............ 2 2,429
Mercury Borrower, Inc., 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 6.50%),
12.03%
,
 08/02/29 ........... 598 551,655
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.57%
,
 05/03/28 ............ 2,240 2,156,241
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ........... 637 551,604
Naked Juice LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.59% -
8.67%
,
 01/24/29 ............ 906 852,625
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.34%
,
 01/24/30 969 774,091
New SK Holdco Sub LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 8.25%), 13.61%
,
 06/30/27
(d)
1,252 1,135,707
Nieslsen Consumer, Inc., Term Loan,
9.88%
,
 03/06/28 ............ EUR 2,700 2,642,099
Park River Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.52%
,
 12/28/27 ............ USD 92 88,530
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 03/13/28 ............ 483 480,746
Security
Par (000)
Par (000) Value
United States (continued)
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor + 7.25%), 12.78%
,
 03/04/25 USD 418 $ 417,868
Proofpoint, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 6.25%), 11.68%
,
 08/31/29 733 725,897
Quartz AcquireCo, LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.82%
,
 06/28/30
(d)
........... 7,500 7,481,250
RealPage, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 6.50%), 11.72%
,
 04/23/29 1,293 1,282,228
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.16%
,
 04/27/28 ........... 1,898 1,446,309
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.18%
,
 04/27/29 ........... 4,548 2,784,013
Restoration Hardware, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.67%
,
 10/20/28 . 478 465,469
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.63%
,
 03/16/27 ............ 435 429,744
Shearer's Foods LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.93%
,
 09/23/27 ............ 82 81,666
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.92%
,
 04/03/28 ...... 255 206,867
Sophia LP, 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
8.00%), 13.42%
,
 10/09/28 ...... 2,250 2,244,375
Triton Water Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.75%
,
 03/31/28 ............ 172 165,693
United AirLines, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.29%
,
 04/21/28 . —
(o)
384
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.59%
,
 01/21/29 ...... 289 272,971
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ............ 5,658 5,680,856
Woof Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
9.17%
,
 12/21/27 ............ 149 143,008
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ............ 92 69,796
60,521,854
Total Floating Rate Loan Interests — 7.3%
(Cost: $86,853,994) .............................. 79,502,685

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA
4.13%, 01/16/25 ............ USD 243 $ 233,827
8.88%, 01/13/33 ............ 179 182,871
5.88%, 05/28/45 ............ 114 81,510
498,208
France — 0.8%
Electricite de France SA
(6-Year EUR Swap Annual +
3.44%), 4.00%
(b)(c)(k)
........ EUR 1,200 1,283,776
(13-Year GBP Swap Semi + 4.23%),
6.00%
(b)(c)(k)
.............. GBP 1,000 1,188,498
5.70%, 05/23/28
(a)
........... USD 3,000 3,021,001
(5-Year EUR Swap Annual +
4.86%), 7.50%
(b)(c)(k)
........ EUR 1,200 1,368,877
(BPISDS15 + 3.32%), 5.88%
(b)(c)(k)
GBP 400 429,922
(5-Year EUR Swap Annual +
3.97%), 3.38%
(b)(c)(k)
........ EUR 1,600 1,384,350
8,676,424
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 231 213,287
Ireland — 0.4%
AIB Group plc, (5-Year EUR Swap
Annual + 5.70%), 5.25%
(b)(c)(k)
.... EUR 3,682 3,845,941
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b)(c)
............... 1,725 1,900,544
Mexico — 0.1%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(c)
........... USD 223 220,690
Petroleos Mexicanos
4.25%, 01/15/25 ............ 88 83,304
6.50%, 03/13/27 ............ 463 409,963
8.75%, 06/02/29 ............ 226 205,694
5.95%, 01/28/31 ............ 311 230,140
1,149,791
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(c)
....... 200 150,264
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 228 223,073
Total Foreign Agency Obligations — 1.5%
(Cost: $16,865,797) .............................. 16,657,532
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29
(c)
219 219,968
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 200 176,722
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ............ 336 322,983
3.88%, 04/25/27 ............ 340 312,372
3.13%, 04/15/31 ............ 200 156,100
Security
Par (000)
Par (000) Value
Colombia (continued)
8.00%, 04/20/33 ............ USD 200 $ 209,944
1,001,399
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(c)
........... 113 114,011
5.95%, 01/25/27
(c)
........... 140 138,219
4.50%, 01/30/30
(a)
........... 244 215,977
7.05%, 02/03/31
(a)
........... 150 151,469
4.88%, 09/23/32
(a)
........... 341 295,173
914,849
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(a)
................ 200 108,972
Guatemala — 0.0%
Republic of Guatemala
(a)
5.25%, 08/10/29 ............ 200 190,712
5.38%, 04/24/32 ............ 200 189,988
380,700
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 40 39,848
5.25%, 06/16/29
(a)
........... 200 195,878
235,726
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 200 196,652
Republic of Indonesia
3.50%, 01/11/28 ............ 200 188,334
4.10%, 04/24/28 ............ 200 192,812
577,798
Ivory Coast — 0.1%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
................ 400 390,112
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ............ 295 279,539
3.25%, 04/16/30 ............ 239 212,213
4.88%, 05/19/33 ............ 207 198,093
689,845
Morocco — 0.0%
Kingdom of Morocco, 2.38%
,
12/15/27
(a)
................ 267 232,044
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(a)
................ 200 187,462
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 258 254,777
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 ............ 343 300,183
6.85%, 03/28/54 ............ 405 423,869
724,052
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 241 204,597

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru (continued)
1.86%, 12/01/32 ............ USD 173 $ 131,307
335,904
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 228 222,710
2.88%, 03/11/29
(c)
........... EUR 165 159,722
2.50%, 02/08/30
(c)
........... 174 160,443
2.12%, 07/16/31
(c)
........... 231 195,774
738,649
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30
(c)
................ USD 200 196,034
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
200 171,918
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ............ 200 180,488
5.88%, 04/20/32 ............ 200 183,170
5.00%, 10/12/46 ............ 257 179,494
543,152
Ukraine — 0.0%
Ukraine Government Bond
(b)(f)(l)
7.75%, 09/01/25
(c)
........... 112 36,904
8.99%, 02/01/26
(c)
........... 224 72,016
7.75%, 09/01/27
(c)
........... 220 68,750
7.25%, 03/15/35
(a)
........... 234 70,020
247,690
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. 195 209,617
Total Foreign Government Obligations — 0.8%
(Cost: $9,638,212) .............................. 8,537,390
Shares
Shares
Investment Companies
Vanguard Long-Term Corporate Bond
ETF ..................... 2,000 155,900
Total Investment Companies — 0.0%
(Cost: $160,220) ................................ 155,900
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.0%
United States — 3.0%
(a)(b)
BX Commercial Mortgage Trust
Series 2021-SOAR, Class G, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 8.14%, 06/15/38 .... 3,454 3,280,558
Series 2021-VINO, Class F, (1-mo.
LIBOR USD at 2.92% Floor +
2.80%), 8.14%, 05/15/38 .... 3,106 2,950,737
CSMC Trust, Series 2015-RPL1, Class
A, 0.00%, 02/15/24
(d)
......... 4,000 3,586,951
Security
Par (000)
Par (000) Value
United States (continued)
Extended Stay America Trust, Series
2021-ESH, Class E, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%),
8.19%, 07/15/38 ............ USD 7,014 $ 6,838,236
Med Trust
Series 2021-MDLN, Class F, (1-mo.
LIBOR USD at 4.00% Floor +
4.00%), 9.34%, 11/15/38 ..... 2,986 2,817,383
Series 2021-MDLN, Class G, (1-mo.
LIBOR USD at 5.25% Floor +
5.25%), 10.59%, 11/15/38 .... 8,555 7,935,840
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 7.44%, 04/15/38 ....... 5,486 5,351,540
32,761,245
Total Non-Agency Mortgage-Backed Securities — 3.0%
(Cost: $34,562,234) .............................. 32,761,245
Preferred Securities
Shares
Shares
Preferred Stocks — 0.4%
United States — 0.4%
(d)
Aiven, Inc. (Preference), Series D ... 6,597 607,452
Cap Hill Brands (Preference) ...... 506,652 922,107
Dream Finders Homes, Inc.
(Preference), 9.00%
(k)
......... 2,261 2,060,336
Lessen, Inc. (Preference), Series C .. 16,373 165,367
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $567,638)
(h)
194,516 614,670
4,369,932
Total Preferred Stocks — 0.4%
(Cost: $4,683,241) .............................. 4,369,932
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Notes , 0.25%, 06/30/25
(p)
4,850 4,440,592
Total U.S. Treasury Obligations — 0.4%
(Cost: $4,853,638) .............................. 4,440,592
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 5,728 4,453
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(f)
.................. 109,736 18,098

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(f)
.................. 71,516 $ 786
United States — 0.0%
(f)
Ascent Resources Marcellus Minerals
(Issued/Exercisable 03/30/18,
1 Shares for 1 Warrant, Expi res
12/31/49, Strike Price USD 1 .00)
(d)
1,007,612 10
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 1,905 1,029
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 1,537
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 16,190 1,457
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 9,692 204
CXApp, Inc. (Issued/Exercisable
02/02/21, 1 Share for 1 Warrant,
Expires 12/15/25, Strike Price USD
11.50) ................... 45,102 19,845
Embark Technology, Inc. (Issued/
Exercisable 12/28/20, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,393 14
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 8,910 5,435
FreeWire Technologies, Inc. (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(d)
........... 70,430 24,650
FreeWire Technologies, Inc. (Issued/
Exercisable 05/03/22, 1 Shares for
1 Warrant, Expires 04/26/29, Strike
Price USD 3 . 35 )
(d)
........... 70,430 1,234
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Shares for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01 ) .................... 15,702 —
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17) ................... 1,784 —
Kinsey Interests, Inc. (Issued/
Exercisable 10/16/20, 1 Share for
1 Warrant, Expires 12/31/25, Strike
Price USD 10.00)
(d)
.......... 53,160 28,706
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 1,502
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 17,391 270
Security
Shares
Shares Value
United States (continued)
M3-Brigade Acquisition II Corp. (Issued/
Exercisable 02/17/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 80,000 $ 3,704
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 275
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/03/26, Strike
Price USD 11.50) ............ 4,828 1
Pivotal Investment Corp. III (Issued/
Exercisable 01/19/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 2,377 12
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 16,758 1,341
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 1.00) . 5,599 224
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 20,304 631
Service King Midas International
(Issued/Exercisable 07/14/22,
1 Share for 1 Warrant, Expires
06/30/27, Strike Price USD 10.00)
(d)
1,375 —
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 12.50)
(d)
.......... 18,705 —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/23, Strike
Price USD 0.01)
(d)(h)
.......... 23,975 68,568
160,649
Total Warrants — 0.0%
(Cost: $973,851) ................................ 183,986
Total Long-Term Investments — 91.2%
(Cost: $1,105,225,749) ........................... 992,740,161

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Borrowed Bond Agreements — 4.4%
(q)
Barclays Bank plc, 5.15%, 08/17/23
(Purchased on 07/28/23 to be
repurchased at USD 186,203,
collateralized by Freedom Mortgage
Corp., 6.63%, due at 01/15/27, par
and fair value of USD 213,000 and
$187,405, respectively) ........ USD 186 $ 186,095
Barclays Bank plc, 5.00%, Open
(Purchased on 07/17/23 to be
repurchased at USD 5,641,182,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 6,500,000
and $5,507,520, respectively)
(r)
.. 5,631 5,630,625
Barclays Bank plc, 5.10%, Open
(Purchased on 07/28/23 to be
repurchased at USD 3,386,512,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 3,778,000 and
$3,351,760, respectively)
(r)
..... 3,386 3,386,033
Barclays Bank plc, 5.15%, Open
(Purchased on 07/17/23 to be
repurchased at USD 185,529,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 201,000 and
$180,940, respectively)
(r)
....... 185 185,171
Barclays Bank plc, 5.15%, Open
(Purchased on 07/17/23 to be
repurchased at USD 127,581,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 156,000 and $124,800,
respectively)
(r)
.............. 127 127,335
Barclays Bank plc, 5.17%, Open
(Purchased on 07/17/23 to be
repurchased at USD 2,705,241,
collateralized by McAfee Corp.,
7.38%, due at 02/15/30, par and
fair value of USD 3,000,000 and
$2,592,231, respectively)
(r)
..... 2,700 2,700,000
Barclays Capital, Inc., 3.25%, 08/17/23
(Purchased on 07/27/23 to be
repurchased at USD 926,584,
collateralized by Range Resources
Corp., 4.75%, due at 02/15/30, par
and fair value of USD 1,000,000 and
$919,100, respectively) ........ 926 926,250
Barclays Capital, Inc., 3.75%, 08/17/23
(Purchased on 07/27/23 to be
repurchased at USD 219,658,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due at
06/01/29, par and fair value of USD
261,000 and $217,935, respectively) 220 219,566
Barclays Capital, Inc., 4.30%, 08/17/23
(Purchased on 07/27/23 to be
repurchased at USD 548,887,
collateralized by CommScope,
Inc., 8.25%, due at 03/01/27, par
and fair value of USD 700,000 and
$529,917, respectively) ........ 549 548,625
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., 5.15%, 08/17/23
(Purchased on 07/27/23 to be
repurchased at USD 737,717,
collateralized by DISH DBS Corp.,
5.88%, due at 11/15/24, par and
fair value of USD 796,000 and
$726,704, respectively) ........ USD 737 $ 737,295
Barclays Capital, Inc., 5.15%, 08/17/23
(Purchased on 07/27/23 to be
repurchased at USD 2,513,938,
collateralized by Micron Technology,
Inc., 5.88%, due at 09/15/33, par
and fair value of USD 2,500,000 and
$2,487,113, respectively) ...... 2,513 2,512,500
Barclays Capital, Inc., 5.15%, 08/17/23
(Purchased on 07/27/23 to be
repurchased at USD 302,398,
collateralized by Royal Caribbean
Cruises Ltd., 5.50%, due at
04/01/28, par and fair value of USD
314,000 and $295,944, respectively) 302 302,225
BNP Paribas SA, 5.31%, 08/01/23
(Purchased on 07/31/23 to be
repurchased at USD 4,519,354,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,520,611, respectively) ...... 4,519 4,518,688
BNP Paribas SA, 0.50%, Open
(Purchased on 07/04/23 to be
repurchased at USD 1,245,425,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,100,000 and
$1,264,881, respectively)
(r)
..... GBP 970 1,244,965
BNP Paribas SA, 4.75%, Open
(Purchased on 06/21/23 to be
repurchased at USD 99,762,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 108,000 and
$97,222, respectively)
(r)
....... USD 99 99,225
BofA Securities, Inc., 5.18%, 08/18/23
(Purchased on 07/27/23 to be
repurchased at USD 846,737,
collateralized by Staples, Inc.,
7.50%, due at 04/15/26, par and
fair value of USD 1,000,000 and
$826,144, respectively) ........ 846 846,250
Goldman Sachs International,
2.75%, Open (Purchased on
05/30/23 to be repurchased at
USD 1,153,330, collateralized by
eG Global Finance plc, 4.38%, due
at 02/07/25, par and fair value of
EUR 1,080,000 and $1,139,961,
respectively)
(r)
.............. EUR 1,044 1,148,060
Goldman Sachs International,
3.10%, Open (Purchased on
05/30/23 to be repurchased at
USD 1,158,737, collateralized by
eG Global Finance plc, 6.25%, due
at 10/30/25, par and fair value of
EUR 1,080,000 and $1,145,994,
respectively)
(r)
.............. 1,048 1,152,751

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
2.75%, 09/26/23 (Purchased on
06/20/23 to be repurchased at USD
1,392,461, collateralized by Jaguar
Land Rover Automotive plc, 4.50%,
due at 01/15/26, par and fair value
of EUR 1,300,000 and $1,400,992,
respectively) ............... EUR 1,262 $ 1,388,113
J.P. Morgan Securities plc,
2.40%, Open (Purchased on
07/04/23 to be repurchased at
USD 370,415, collateralized by
International Design Group SpA,
6.50%, due at 11/15/25, par and
fair value of EUR 345,000 and
$367,797, respectively)
(r)
....... 336 369,749
J.P. Morgan Securities plc,
2.70%, Open (Purchased on
05/30/23 to be repurchased at
USD 2,274,556, collateralized by
eG Global Finance plc, 4.38%, due
at 02/07/25, par and fair value of
EUR 2,130,000 and $2,248,258,
respectively)
(r)
.............. 2,060 2,264,511
J.P. Morgan Securities plc,
2.80%, Open (Purchased on
07/04/23 to be repurchased at USD
1,282,929, collateralized by Jaguar
Land Rover Automotive plc, 4.50%,
due at 01/15/26, par and fair value
of EUR 1,200,000 and $1,293,223,
respectively)
(r)
.............. 1,164 1,280,240
J.P. Morgan Securities plc,
3.05%, Open (Purchased on
05/30/23 to be repurchased at USD
1,451,574, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 1,700,000 and
$1,494,494, respectively)
(r)
..... 1,314 1,444,199
J.P. Morgan Securities plc,
3.10%, Open (Purchased on
05/30/23 to be repurchased at USD
683,152, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 800,000 and
$703,291, respectively)
(r)
....... 618 679,623
J.P. Morgan Securities plc,
3.15%, Open (Purchased on
07/04/23 to be repurchased at
USD 1,625,645, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,640,037,
respectively)
(r)
.............. 1,475 1,621,813
J.P. Morgan Securities plc,
3.20%, Open (Purchased on
07/04/23 to be repurchased at
USD 1,625,705, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,640,036,
respectively)
(r)
.............. 1,475 1,621,813
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Nomura Securities International,
Inc., 4.25%, Open (Purchased
on 05/30/23 to be repurchased
at USD 313,884, collateralized
by PBF Holding Co. LLC, 6.00%,
due at 02/15/28, par and fair value
of USD 329,000 and $310,655,
respectively)
(r)
.............. USD 312 $ 311,728
Nomura Securities International,
Inc., 4.50%, Open (Purchased
on 07/18/23 to be repurchased at
USD 2,200,558, collateralized by
CommScope, Inc., 8.25%, due
at 03/01/27, par and fair value of
USD 2,700,000 and $2,043,967,
respectively)
(r)
.............. 2,197 2,197,125
Nomura Securities International,
Inc., 4.75%, Open (Purchased on
07/17/23 to be repurchased at USD
1,893,986, collateralized by Frontier
Communications Holdings LLC,
6.75%, due at 05/01/29, par and
fair value of USD 2,500,000 and
$1,932,750, respectively)
(r)
..... 1,891 1,890,625
Nomura Securities International,
Inc., 5.20%, Open (Purchased on
07/17/23 to be repurchased at USD
1,242,735, collateralized by Zayo
Group Holdings, Inc., 4.00%, due
at 03/01/27, par and fair value of
USD 1,750,000 and $1,251,523,
respectively)
(r)
.............. 1,240 1,240,312
RBC Capital Markets LLC,
(0.20)%, Open (Purchased on
06/21/23 to be repurchased at USD
131,221, collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 168,000
and $138,637, respectively)
(r)
.... 131 131,250
RBC Capital Markets LLC,
3.25%, Open (Purchased on
04/19/23 to be repurchased at
USD 992,973, collateralized by
Callon Petroleum Co., 7.50%, due
at 06/15/30, par and fair value of
USD 1,000,000 and $970,817,
respectively)
(r)
.............. 984 983,750
RBC Capital Markets LLC,
5.15%, Open (Purchased on
05/15/23 to be repurchased at USD
1,726,643, collateralized by Cargo
Aircraft Management, Inc., 4.75%,
due at 02/01/28, par and fair value
of USD 1,950,000 and $1,734,213,
respectively)
(r)
.............. 1,709 1,708,688
RBC Capital Markets LLC,
5.17%, Open (Purchased on
06/21/23 to be repurchased at USD
287,705, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 314,000 and
$290,453, respectively)
(r)
....... 286 286,132

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Europe Ltd., 2.30%, Open
(Purchased on 04/20/23 to be
repurchased at USD 1,586,038,
collateralized by International Design
Group SpA, 6.50%, due at 11/15/25,
par and fair value of EUR 1,455,000
and $1,551,139, respectively)
(r)
.. EUR 1,434 $ 1,576,640
Total Borrowed Bond Agreements — 4.4%
(Cost: $47,243,458) .............................. 47,467,970
Certificates of Deposit — 0.1%
Domestic — 0.1%
Citibank NA, 4.06%, 08/01/23 ..... USD 911 910,963
Total Certificates of Deposit — 0.1%
(Cost: $911,000) ................................ 910,963
Shares
Shares
Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.16%
(s)(t)
.... 56,350,784 56,350,784
Total Money Market Funds — 5.2%
(Cost: $56,350,784) .............................. 56,350,784
Total Short-Term Securities — 9.7%
(Cost: $104,505,242) ............................. 104,729,717
Total Options Purchased — 0.0%
(Cost: $1,625,430 ) .............................. 851,832
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 100.9%
(Cost: $1,211,356,421) ........................... 1,098,321,710
Total Options Written — (0.1)%
(Premiums Received — $(890,344)) .................. (1,026,032)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (3.9)%
Austria — (0.3)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (3,600) (3,280,073)
Germany — (0.2)%
Vonovia SE, 0.25% ,  09/01/28 ...... (2,500) (2,197,785)
Italy — (0.2)%
International Design Group SpA,
6.50% ,  11/15/25 ............ (1,800) (1,918,936)
United Kingdom — (0.8)%
eG Global Finance plc:
4.38% ,  02/07/25 ............ (3,210) (3,388,219)
6.25% ,  10/30/25 ............ (1,080) (1,145,994)
Jaguar Land Rover Automotive plc,
4.50% ,  01/15/26 ............ (2,500) (2,694,215)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,100) (1,264,881)
(8,493,309)
Security
Par (000)
Par (000) Value
United States — (2.4)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (6,500) $ (5,507,520)
Callon Petroleum Co.,
7.50% ,  06/15/30
(a)
........... (1,000) (970,817)
Cargo Aircraft Management, Inc.,
4.75% ,  02/01/28
(a)
........... (1,950) (1,734,213)
Carnival Corp., 5.75% ,  03/01/27
(a)
... (314) (290,453)
CommScope, Inc., 8.25% ,  03/01/27
(a)
(3,400) (2,573,884)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(168) (138,637)
DISH DBS Corp., 5.88% ,  11/15/24 .. (796) (726,704)
Freedom Mortgage Corp.,
6.63% ,  01/15/27
(a)
........... (213) (187,405)
Frontier Communications Holdings LLC,
6.75% ,  05/01/29
(a)
........... (2,500) (1,932,750)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(a)
........... (261) (217,935)
McAfee Corp., 7.38% ,  02/15/30
(a)
... (3,000) (2,592,231)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (3,778) (3,351,760)
Micron Technology, Inc.,
5.88% ,  09/15/33 ............ (2,500) (2,487,113)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (156) (124,800)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (329) (310,655)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (309) (278,162)
Range Resources Corp.,
4.75% ,  02/15/30
(a)
........... (1,000) (919,100)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (314) (295,944)
Staples, Inc., 7.50% ,  04/15/26
(a)
.... (1,000) (826,144)
Zayo Group Holdings, Inc.,
4.00% ,  03/01/27
(a)
........... (1,750) (1,251,523)
(26,717,750)
U.S. Treasury Obligations — (0.4)%
United States — (0.4)%
U.S. Treasury Notes, 0.25% ,  05/31/25 (4,925) (4,520,611)
Total Borrowed Bonds — (4.3)%
(Proceeds: $(48,235,668)) .........................
(47,128,464)
Shares
Shares
Investments Sold Short
Common Stocks
United States — (0.0)%
Carrols Restaurant Group, Inc.
(f)
.... (42,500) (250,325)
Total Common Stocks — (0.0)%
(Proceeds: $(76,549)) ............................ (250,325)
Total Investments Sold Short — (0.0)%
(Proceeds: $(76,549) ) ............................ (250,325)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 96.5%
(Cost: $1,162,153,860) ........................... 1,049,916,889
Other Assets Less Liabilities — 3.5% ................... 38,455,969
Net Assets — 100.0% .............................. $ 1,088,372,858

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,245,129, representing 0.21% of its net assets as of period end, and an original cost of $1,944,397.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(q)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)
The amount to be repurchased assumes the maturity will be the day after the period end.
(s)
Affiliate of the Fund.
(t)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23
Income
(Expense )
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 175,866,951 $ — $ (119,516,167)
(a)
$ — $ — $ 56,350,784 56,350,784 $ 3,2 82 ,5 98 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
..... — 1,019,405 (1,008,568) (10,837) — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... — (4,019,208) 3,960,479 58,729 — — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — 3,539,346 (3,577,719) 38,373 — — — 6,831 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — (10,417,125) 10,282,513 134,612 — — — (5,013) —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(b)
— (13,336,085) 13,275,049 61,036 — — — (77,187) —
iShares MSCI Europe Financials
ETF
(b)
................ (476,700) (445,233) 973,530 (87,229) 35,632 — — — —
iShares Preferred and Income
Securities ETF
(b)
......... — (3,405,006) 3,549,532 (144,526) — — — (51,715) —
$ 50,158 $ 35,632 $ 56,350,784 $ 3,155,514 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5 Year Note Interest Rate Put Options, Strike Price USD 106.00 ................. 150 08/25/23 $ 41 $ (31,873)
U.S. Treasury Ultra Bond ..................................................... 4 09/20/23 530 (8,726)
U.S. Treasury 5-Year Note .................................................... 8 09/29/23 855 (9,386)
(49,985)
Short Contracts
Euro-Bobl ............................................................... 9 09/07/23 1,147 9,680
Euro-BTP ............................................................... 16 09/07/23 2,041 (8,095)
Euro-Bund .............................................................. 56 09/07/23 8,189 79,286
EURO STOXX 50 Index ..................................................... 170 09/15/23 8,399 (302,149)
EURO STOXX Banks Price Index ............................................... 164 09/15/23 1,031 (90,141)
NASDAQ 100 E-Mini Index ................................................... 3 09/15/23 951 (67,092)
Russell 2000 E-Mini Index .................................................... 81 09/15/23 8,155 (514,239)
S&P 500 E-Mini Index ....................................................... 6 09/15/23 1,384 (79,627)
U.S. Treasury 10-Year Note ................................................... 3 09/20/23 334 (2,160)
U.S. Treasury 10-Year Ultra Note ............................................... 7 09/20/23 819 16,559
U.S. Treasury 2-Year Note .................................................... 42 09/29/23 8,529 113,994
(843,984)
$ (893,969)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,239,388 USD 1,355,458 Citibank NA 09/20/23 $ 10,640
EUR 759,456 USD 830,536 Deutsche Bank AG 09/20/23 6,563
EUR 140,390 USD 153,528 Toronto Dominion Bank 09/20/23 1,215
GBP 1,154,000 USD 1,471,112 Bank of America NA 09/20/23 10,192
USD 4,701,444 EUR 4,214,000 BNP Paribas SA 09/20/23 56,623
USD 548,499 EUR 496,314 JPMorgan Chase Bank NA 09/20/23 1,444
USD 527,695 GBP 411,000 Bank of America NA 09/20/23 125
USD 38,891 GBP 30,000 Deutsche Bank AG 09/20/23 382
USD 592,821 GBP 458,849 Goldman Sachs International 09/20/23 3,832
USD 487,485 GBP 378,795 JPMorgan Chase Bank NA 09/20/23 1,254
USD 142,118 JPY 19,821,000 JPMorgan Chase Bank NA 09/20/23 1,680
93,950
USD 489,851 EUR 452,576 Toronto Dominion Bank 09/14/23 (8,859)
EUR 16,057,238 USD 18,117,659 Morgan Stanley & Co. International plc 09/20/23 (418,801)
USD 1,261,801 EUR 1,167,000 Bank of America NA 09/20/23 (24,508)
USD 319,137,939 EUR 290,818,605 BNP Paribas SA 09/20/23 (1,412,671)
USD 10,965 EUR 10,000 Deutsche Bank AG 09/20/23 (57)
USD 3,981,846 EUR 3,680,580 JPMorgan Chase Bank NA 09/20/23 (75,020)
USD 1,294,857 EUR 1,203,000 JPMorgan Chase Bank NA 09/20/23 (31,132)
USD 633,726 EUR 576,427 Morgan Stanley & Co. International plc 09/20/23 (1,632)
USD 1,107,830 EUR 1,009,395 Toronto Dominion Bank 09/20/23 (4,761)
USD 445,188 GBP 350,000 Bank of America NA 09/20/23 (4,082)
USD 72,830,464 GBP 56,799,000 BNP Paribas SA 09/20/23 (78,181)
USD 26,876 GBP 21,000 Deutsche Bank AG 09/20/23 (80)
USD 1,037,321 GBP 827,607 Morgan Stanley & Co. International plc 09/20/23 (25,017)
(2,084,801)
$ (1,990,851)

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index Down and Out
Bank of America
NA 1,120 10/20/23 EUR 4,000.00 EUR 3,900.00 EUR 5,008 $ 31,548
EURO STOXX 50 Index Down and Out
Bank of America
NA 2,300 10/20/23 EUR 4,100.00 EUR 3,800.00 EUR 10,284 73,731
STOXX Europe 600 Industrial
Goods & Services Index Down and Out
Goldman Sachs
International 6,038 10/20/23 EUR 715.00 EUR 700.00 EUR 4,528 39,701
$ 144,980
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Lions Gate Entertainment Corp. .................. 400 09/15/23 USD 12.50 USD 293 $ 4,000
Sabre Corp. ............................... 350 09/15/23 USD 5.00 USD 144 8,050
Equitrans Midstream Corp. ..................... 650 10/20/23 USD 12.00 USD 674 8,125
Informatica, Inc. ............................ 200 10/20/23 USD 22.50 USD 381 10,000
Sabre Corp. ............................... 550 10/20/23 USD 5.50 USD 226 13,200
Sabre Corp. ............................... 1,250 10/20/23 USD 5.00 USD 513 42,500
Antero Resources Corp. ....................... 500 11/17/23 USD 32.00 USD 1,338 56,250
Antero Resources Corp. ....................... 500 11/17/23 USD 35.00 USD 1,338 31,501
Lions Gate Entertainment Corp. .................. 500 12/15/23 USD 10.00 USD 384 18,750
Lions Gate Entertainment Corp. .................. 500 12/15/23 USD 10.00 USD 366 13,750
Sabre Corp. ............................... 500 01/19/24 USD 7.00 USD 205 13,000
Sabre Corp. ............................... 850 01/19/24 USD 6.00 USD 349 33,575
252,701
Put
Frontier Communications Parent, Inc. .............. 400 08/18/23 USD 12.50 USD 728 5,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 500 08/18/23 USD 73.00 USD 3,775 3,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 500 08/18/23 USD 72.00 USD 3,775 2,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,500 08/18/23 USD 74.00 USD 11,325 17,250
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 750 08/18/23 USD 106.00 USD 8,089 16,875
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 850 08/18/23 USD 100.00 USD 9,167 2,550
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 1,250 08/18/23 USD 83.00 USD 10,960 8,750
iShares MSCI EAFE ETF ...................... 500 08/18/23 USD 68.00 USD 3,723 2,250
iShares MSCI Europe Financials ETF .............. 3,250 08/18/23 USD 15.00 USD 6,526 40,625
iShares MSCI United Kingdom ETF ............... 1,000 08/18/23 USD 29.00 USD 3,330 10,000
Pitney Bowes, Inc. ........................... 350 08/18/23 USD 3.00 USD 138 2,625
S&P 500 Index ............................. 36 08/18/23 USD 4,125.00 USD 16,520 5,670
SPDR S&P Regional Banking ETF ................ 92 08/18/23 USD 40.00 USD 448 414
Spirit AeroSystems Holdings, Inc. ................. 350 08/18/23 USD 22.00 USD 1,114 2,625
Air Transport Services Group, Inc. ................ 250 09/15/23 USD 12.50 USD 504 3,750
Air Transport Services Group, Inc. ................ 450 09/15/23 USD 15.00 USD 907 7,875
Ally Financial, Inc. ........................... 500 09/15/23 USD 25.00 USD 1,527 10,000
PG&E Corp. ............................... 1,000 09/15/23 USD 13.00 USD 1,761 10,500
PG&E Corp. ............................... 1,000 09/15/23 USD 14.00 USD 1,761 10,000
SPDR S&P 500 ETF Trust ...................... 150 09/15/23 USD 350.00 USD 6,867 3,075
Viasat, Inc. ................................ 500 09/15/23 USD 25.00 USD 1,547 22,500
Ford Motor Co. ............................. 1,000 12/15/23 USD 10.00 USD 1,321 14,500
STOXX Europe 600 Automobiles & Parts ............ 244 12/15/23 EUR 600.00 EUR 7,995 155,601
STOXX Europe 600 Automobiles & Parts ............ 244 12/15/23 EUR 500.00 EUR 7,995 38,900
396,835
$ 649,536

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly BNP Paribas SA 08/16/23 USD 98.50 USD 15,000 $ 3,624
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
JPMorgan Chase Bank
NA 08/16/23 USD 99.00 USD 10,000 2,569
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
Goldman Sachs
International 08/16/23 USD 100.00 USD 10,000 3,070
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly Bank of America NA 08/16/23 USD 101.50 USD 10,000 6,448
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
Goldman Sachs
International 09/20/23 USD 101.50 USD 10,000 41,605
$ 57,316
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 750 08/18/23 USD 103.00 USD 8,089 $ (3,375)
S&P 500 Index .............................. 36 08/18/23 USD 4,025.00 USD 16,520 (4,410)
STOXX Europe 600 Automobiles & Parts ............. 488 12/15/23 EUR 550.00 EUR 15,990 (155,601)
$ (163,386)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
iTraxx Europe
Crossover Index
Series 39.V1 Quarterly Bank of America NA 08/16/23 NR EUR 425.00 EUR 21,993 $ (405,838)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
iTraxx Europe
Crossover Index
Series 39.V1 Quarterly
Morgan Stanley & Co.
International plc 08/16/23 NR EUR 450.00 EUR 15,920 (456,808)
$ (862,646)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 % Quarterly 06/20/28 EUR 24,192 $ (18,543) $ (6,708) $ (11,835)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 Quarterly 06/20/28 EUR 24,192 (1,392,132) (733,208) (658,924)
iTraxx Europe Main Index Series 39.V1 ..... 1.00 Quarterly 06/20/28 EUR 1,009 (17,298) 2,915 (20,213)
iTraxx Europe Senior Financials Index Series
39.V1 ......................... 1.00 Quarterly 06/20/28 EUR 3,092 (37,841) 40,272 (78,113)
iTraxx Europe Subordinated Financials Index
Series 39.V1 ..................... 1.00 Quarterly 06/20/28 EUR 20,719 400,113 1,306,556 (906,443)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 Quarterly 06/20/28 USD 16,597 (679,928) (408,759) (271,169)
$ (1,745,629) $ 201,068 $ (1,946,697)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 143 $ 13,548 $ — $ 13,548
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (13,674) — (13,674)
$ (126) $ — $ (126)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Staples, Inc. ............. 5.00 % Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,150 $ 1,919 $ 6,227 $ (4,308)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 370 17,277 22,048 (4,771)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 46,695 57,937 (11,242)
Pitney Bowes, Inc. ......... 1.00 Quarterly BNP Paribas SA 06/20/24 USD 750 35,021 40,777 (5,756)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 500 14,705 26,103 (11,398)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 525 15,440 23,165 (7,725)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,500 (290) 25,441 (25,731)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (15,023) 6,302 (21,325)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (165,135) (90,440) (74,695)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (81,846) (57,603) (24,243)
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 740 59,752 41,598 18,154
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (82,796) (53,740) (29,056)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (55,197) (35,833) (19,364)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (18,704) 12,683 (31,387)
Electricite de France SA ..... 1.00 Quarterly Citibank NA 06/20/25 EUR 4,530 (49,744) (17,441) (32,303)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 5,931 211,013 (205,082)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 150,945 197,711 (46,766)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (12,100) 40,726 (52,826)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (14,520) 37,199 (51,719)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (52,331) 137,094 (189,425)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 5,150 (133,429) (103,113) (30,316)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (12,699) 14,742 (27,441)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,201 (16,965) 18,445 (35,410)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (12,699) 14,742 (27,441)
Koninklijke DSM NV ........ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,725 (54,872) (22,750) (32,122)
Koninklijke DSM NV ........ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 2,300 (73,162) (32,550) (40,612)
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 3,533 (104,134) (80,150) (23,984)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,300 (156,202) (129,047) (27,155)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 500 (14,736) (8,887) (5,849)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,500 (103,152) (51,152) (52,000)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Banco Santander SA ....... 1.00 % Quarterly Bank of America NA 12/20/27 EUR 3,500 $ 49,271 $ 169,650 $ (120,379)
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 6,300 (137,228) 58,067 (195,295)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 1,567 (34,125) 29,799 (63,924)
BMW Finance NV ......... 1.00 Quarterly Bank of America NA 12/20/27 EUR 3,133 (70,411) 27,731 (98,142)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 1,567 (35,206) 13,268 (48,474)
BMW Finance NV ......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,200 (71,909) 23,812 (95,721)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (39,089) 24,368 (63,457)
INEOS Group Holdings SA ... 5.00 Quarterly BNP Paribas SA 12/20/27 EUR 449 (59,534) (42,358) (17,176)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 2,100 81,369 148,616 (67,247)
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 3,550 55,615 154,783 (99,168)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 750 267,982 175,994 91,988
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 510 182,228 116,456 65,772
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,500 535,963 489,973 45,990
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 300 107,193 72,103 35,090
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 450 160,789 111,312 49,477
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 500 178,654 114,237 64,417
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 357,309 309,509 47,800
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (47,361) 71,838 (119,199)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (32,927) 50,039 (82,966)
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 12/20/27 EUR 7,000 34,780 239,444 (204,664)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 3,350 (588,782) (343,178) (245,604)
Tesco plc ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 8,300 (112,599) 121,209 (233,808)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 2,100 69,386 146,603 (77,217)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 1,939 64,066 123,087 (59,021)
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 490 32,271 50,222 (17,951)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 54,663 85,373 (30,710)
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,131 265,797 187,491 78,306
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,070 721,481 508,928 212,553
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly Barclays Bank plc 06/20/28 EUR 225 (1,242) 12,775 (14,017)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 133 (734) 5,862 (6,596)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,000 (5,521) 34,939 (40,460)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 200 (1,104) 11,030 (12,134)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 112 (618) 5,839 (6,457)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 113 (624) 6,134 (6,758)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (646) 6,863 (7,509)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 11,681 49,067 (37,386)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 131 2,550 7,324 (4,774)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 2,278 6,191 (3,913)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 352 6,853 18,626 (11,773)
eG Global Finance plc ...... 5.00 Quarterly Deutsche Bank AG 06/20/28 EUR 659 (5,113) (2,772) (2,341)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 USD 3,370 (368,538) (163,035) (205,503)
Intrum AB ............... 5.00 Quarterly Goldman Sachs International 06/20/28 EUR 254 47,588 54,594 (7,006)
Intrum AB ............... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 254 47,588 58,778 (11,190)
MetLife, Inc. ............. 1.00 Quarterly BNP Paribas SA 06/20/28 USD 2,000 (9,168) 14,682 (23,850)
Novafives SAS ........... 5.00 Quarterly Goldman Sachs International 06/20/28 EUR 654 16,323 22,024 (5,701)
Novafives SAS ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 EUR 436 10,882 6,130 4,752
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 4,150 231,560 180,039 51,521
Picard Bondco SA ......... 5.00 Quarterly BNP Paribas SA 06/20/28 EUR 883 (30,018) 16,625 (46,643)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/28 USD 750 281,251 264,861 16,390
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 06/20/28 USD 10,070 (25,887) 99,050 (124,937)
Verisure Midholding AB ...... 5.00 Quarterly Deutsche Bank AG 06/20/28 EUR 666 (6,429) — (6,429)
$ – $ – $ –
$ 1,310,507 $ 4,205,249 $ (2,894,742)
$ – $ – $ –

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1.00 % Quarterly Citibank NA 12/20/23 BBB USD 8,000 $ 23,034 $ 14,821 $ 8,213
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 BB- EUR 4,482 109,565 (39,827) 149,392
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 BB- EUR 2,900 70,892 (26,704) 97,596
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/23 BB- EUR 2,800 68,447 (23,941) 92,388
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 BB EUR 1,680 6,364 (14,330) 20,694
Verizon Communications,
Inc. ............. 1.00 Quarterly Deutsche Bank AG 06/20/24 BBB+ USD 15,000 65,631 35,350 30,281
Verizon Communications,
Inc. ............. 1.00 Quarterly Deutsche Bank AG 06/20/24 BBB+ USD 10,000 43,754 23,769 19,985
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 CCC+ EUR 420 (65,041) (47,244) (17,797)
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 CCC+ EUR 1,274 (224,917) (215,259) (9,658)
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 CCC+ EUR 1,300 (229,507) (214,153) (15,354)
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,000 259,842 170,794 89,048
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,000 173,228 124,057 49,171
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 190,552 155,683 34,869
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,300 112,599 89,454 23,145
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 667 57,743 47,387 10,356
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 2,047 (313,175) (41,523) (271,652)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 44,037 48,537 (4,500)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 73,395 80,857 (7,462)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 44,037 48,949 (4,912)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 161,468 170,083 (8,615)
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 667 (98,013) (22,647) (75,366)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 700 (102,914) (25,768) (77,146)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 BBB- EUR 1,500 202,849 114,339 88,510
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 3,000 (40,425) (156,055) 115,630
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 2,000 (26,950) (112,740) 85,790
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 700 (9,432) (38,200) 28,768
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 2,000 (41,521) (232,922) 191,401
United Group BV ...... 5.00 Quarterly Barclays Bank plc 06/20/27 B EUR 1,770 (123,241) (85,058) (38,183)
United Group BV ...... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 470 (32,725) (20,445) (12,280)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 06/20/27 B EUR 860 (59,880) (70,114) 10,234
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,770 (123,241) (95,663) (27,578)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 125 (32,976) (25,085) (7,891)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 182 (48,068) (36,560) (11,508)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 248 (65,634) (51,388) (14,246)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 377 (99,591) (76,478) (23,113)
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 800 105,436 (23,055) 128,491
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 NR EUR 1,187 156,441 (37,724) 194,165
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 NR EUR 2,390 314,991 (49,551) 364,542
CVS Health Corp. ..... 1.00 Quarterly Citibank NA 12/20/27 BBB USD 5,000 107,632 66,770 40,862

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
HCA, Inc. ........... 5.00 % Quarterly Citibank NA 12/20/27 BBB- USD 1,000 $ 167,330 $ 138,143 $ 29,187
Oracle Corp. ......... 1.00 Quarterly Citibank NA 12/20/27 BBB USD 5,000 94,766 33,826 60,940
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 12/20/27 B EUR 486 (42,972) (57,996) 15,024
Amkor Technology, Inc. .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 2,000 314,390 294,452 19,938
CVS Health Corp. ..... 1.00 Quarterly Citibank NA 06/20/28 BBB USD 5,000 107,988 76,728 31,260
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 06/20/28 BBB- USD 4,000 721,462 652,514 68,948
Ladbrokes Group Finance
plc ............. 1.00 Quarterly Barclays Bank plc 06/20/28 NR EUR 644 (25,313) (38,040) 12,727
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 B EUR 1,555 (43,606) (198,629) 155,023
McKesson Corp. ...... 1.00 Quarterly Citibank NA 06/20/28 BBB+ USD 3,000 84,561 79,146 5,415
NRG Energy, Inc. ...... 5.00 Quarterly Bank of America NA 06/20/28 BB USD 1,000 83,659 52,252 31,407
NRG Energy, Inc. ...... 5.00 Quarterly Citibank NA 06/20/28 BB USD 870 72,783 64,400 8,383
NRG Energy, Inc. ...... 5.00 Quarterly Citibank NA 06/20/28 BB USD 130 10,876 6,788 4,088
Oracle Corp. ......... 1.00 Quarterly Bank of America NA 06/20/28 BBB USD 5,000 93,521 5,911 87,610
Oracle Corp. ......... 1.00 Quarterly Barclays Bank plc 06/20/28 BBB USD 3,000 56,113 36,072 20,041
Oracle Corp. ......... 1.00 Quarterly Barclays Bank plc 06/20/28 BBB USD 3,000 56,113 21,439 34,674
Oracle Corp. ......... 1.00 Quarterly
Goldman Sachs
International 06/20/28 BBB USD 5,000 93,521 55,975 37,546
Stena AB ........... 5.00 Quarterly Bank of America NA 06/20/28 BB- EUR 939 56,217 21,698 34,519
Valero Energy Corp. .... 1.00 Quarterly Barclays Bank plc 06/20/28 BBB USD 1,650 23,737 10,424 13,313
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/28 BB USD 1,000 9,490 (2,574) 12,064
Yum! Brands, Inc. ..... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 2,000 18,981 (19,655) 38,636
$ 2,608,303 $ 641,290 $ 1,967,013
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
09/12/23 $ (1,388,795) $ (260,014)
(c)
$ (1,646,015) 0.1%
Monthly
Merrill Lynch
International &
Co.
(d)
02/15/28 1,346,277 160,166
(e)
1,513,880 0.4
Monthly
Merrill Lynch
International &
Co.
(f)
02/15/28 (831,475) (136,449)
(g)
(970,125) 0.1
$ (236,297) $ (1,102,260)

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 15-120 basis points 20-90 basis points 15 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) EUR - 1D Euro Short Term Rate (ESTR) USD - 1D Overnight Bank Funding Rate (OBFR01)
GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(2,794) of net dividends and financing fees.
(e)
Amount includes $(7,437) of net dividends and financing fees.
(g)
Amount includes $2,201 of net dividends and financing fees.
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date September 12, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Bank of America Corp. ...... (1,565) $ (50,080) 3.0%
Bank of Hawaii Corp. ....... (1,296) (74,040) 4.5
BankUnited, Inc. .......... (2,491) (74,331) 4.5
Banner Corp. ............ (911) (43,373) 2.6
Charles Schwab Corp. (The) .. (1,739) (114,948) 7.0
Community Bank System, Inc. . (1,837) (98,886) 6.0
Cullen/Frost Bankers, Inc. ... (512) (55,593) 3.4
FB Financial Corp. ........ (1,622) (57,451) 3.5
Glacier Bancorp, Inc. ....... (1,476) (48,265) 2.9
Hope Bancorp, Inc. ........ (3,066) (33,297) 2.0
Huntington Bancshares, Inc. .. (8,616) (105,460) 6.4
Independent Bank Group, Inc. . (1,226) (55,011) 3.3
OceanFirst Financial Corp. ... (1,551) (28,895) 1.8
Pacific Premier Bancorp, Inc. . (2,307) (58,921) 3.6
Prosperity Bancshares, Inc. .. (687) (43,501) 2.6
Simmons First National Corp.,
Class A .............. (2,540) (51,282) 3.1
SPDR S&P Regional Banking
ETF ................ (3,541) (172,411) 10.5
Truist Financial Corp. ....... (2,969) (98,630) 6.0
UMB Financial Corp. ....... (742) (52,682) 3.2
Valley National Bancorp ..... (6,013) (61,693) 3.8
Washington Federal, Inc. .... (1,618) (50,223) 3.1
Western Alliance Bancorp .... (3,622) (188,163) 11.4
Zions Bancorp NA ......... (755) (28,879) 1.8
(1,646,015)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (1,646,015)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Germany
ADLER Group SA ......... 26,636 $ 19,651 1.3%
Shares Value
% of Basket
Value
Luxembourg
Lottomatica Group Spa ..... 74,614 $ 775,260 51.2%
United Kingdom
EnQuest plc ............. 2,969,582 680,256 44.9
Liberty Global plc, Class A ... 60,802 1,129,093 74.6
1,809,349
United States
Altice USA, Inc., Class A .... 59,932 203,169 13.4
Total Reference Entity — Long ............ 2,807,429
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (12,998) (981,349) (64.8)
iShares Preferred & Income
Securities ETF ......... (10,000) (312,200) (20.6)
(1,293,549)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ 1,513,880
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Air Transport Services Group,
Inc. ................. (15,000) (302,400) 31.2
Brandywine Realty Trust .... (5,000) (25,250) 2.6
Frontier Communications Parent,
Inc. ................. (17,500) (318,675) 32.8
Sabre Corp. ............. (40,000) (164,000) 16.9
Xerox Holdings Corp. ....... (10,000) (159,800) 16.5
(970,125)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (970,125)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5.33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5.10
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 1,349,743 $ (1,148,675) $ 13,548 $ (1,960,371) $ —
OTC Swaps ..................................................... 8,179,916 (3,333,377) 3,536,650 (4,700,676) —
Options Written ................................................... N/A N/A 240,432 (376,120) (1,026,032)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 219,519 $ — $ 219,519
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 93,950 — — 93,950
Options purchased
Investments at value — unaffiliated
(b)
............ — 57,316 794,516 — — — 851,832
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 13,548 — 13,548
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 11,556,400 160,166 — — — 11,716,566
$ — $ 11,613,716 $ 954,682 $ 93,950 $ 233,067 $ — $ 12,895,415
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,053,248 $ — $ 60,240 $ — $ 1,113,488
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,084,801 — — 2,084,801
Options written
Options written at value ..................... — 862,646 163,386 — — — 1,026,032
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 1,946,697 — — 13,674 — 1,960,371
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 7,637,590 396,463 — — — 8,034,053
$ — $ 10,446,933 $ 1,613,097 $ 2,084,801 $ 73,914 $ — $ 14,218,745
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (3,210,637) $ — $ 8,000,195 $ — $ 4,789,558
Forward foreign currency exchange contracts .... — — — 17,852,736 — — 17,852,736
Options purchased
(a)
..................... — (6,425,441) (27,527,343) — (76,207) — (34,028,991)
Options written ........................ — 4,018,312 14,058,927 — — — 18,077,239
Swaps .............................. — (15,406,394) (1,493,053) — (6,766,908) — (23,666,355)
$ — $ (17,813,523) $ (18,172,106) $ 17,852,736 $ 1,157,080 $ — $ (16,975,813)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 363,968 $ — $ 6,388,856 $ — $ 6,752,824
Forward foreign currency exchange contracts .... — — — (26,893,379) — — (26,893,379)
Options purchased
(b)
..................... — 1,475,252 9,243,383 — — — 10,718,635
Options written ........................ — (342,882) (5,100,748) — — — (5,443,630)
Swaps .............................. — 6,085,824 (56,764) — 3,563,457 — 9,592,517
$ — $ 7,218,194 $ 4,449,839 $ (26,893,379) $ 9,952,313 $ — $ (5,273,033)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,042,668
Average notional value of contracts — short ................................................................................. $ 89,563,434
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 428,498,523
Average amounts sold — in USD ........................................................................................ $ 58,652,136
Options
Average value of option contracts purchased ................................................................................ $ 1,953,004
Average value of option contracts written ................................................................................... $ 871,107
Average notional value of swaption contracts purchased ......................................................................... $ 116,597,513
Average notional value of swaption contracts written ........................................................................... $ 95,173,879
Credit default swaps
Average notional value — buy protection ................................................................................... $ 336,002,420
Average notional value — sell protection ................................................................................... $ 153,943,891
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 143,110
Average notional value — receives fixed rate ................................................................................ $ 143,110
Total return swaps
Average notional value ............................................................................................... $ 32,275,472
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,625 $ 90,607
Forward foreign currency exchange contracts ................................................................. 93,950 2,084,801
Options
(a)
......................................................................................... 851,832 1,026,032
Swaps — centrally cleared .............................................................................. — 125,562
Swaps — OTC
(b)
..................................................................................... 11,716,566 8,034,053
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 12,663,973 $ 11,361,055
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(651,161) (379,555)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 12,012,812 $ 10,981,500
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 949,295 $ (780,138) $ — $ (169,157) $ —
Barclays Bank plc ................................ 2,204,651 (543,289) — (1,550,000) 111,362
BNP Paribas SA ................................. 827,024 (827,024) — — —
Citibank NA .................................... 1,914,078 (478,105) — (1,029,659) 406,314
Credit Suisse International .......................... 814,379 (116,082) — (610,000) 88,297
Deutsche Bank AG ............................... 116,330 (11,679) — — 104,651
Goldman Sachs International ........................ 1,355,922 (1,170,343) — — 185,579
JPMorgan Chase Bank NA .......................... 3,414,009 (3,414,009) — — —
Merrill Lynch International & Co. ...................... 160,166 (136,449) — — 23,717
Morgan Stanley & Co. International plc .................. 255,743 (255,743) — — —
Toronto Dominion Bank ............................ 1,215 (1,215) — — —
$ 12,012,812 $ (7,734,076) $ — $ (3,358,816) $ 919,920
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 780,138 $ (780,138) $ — $ — $ —
Barclays Bank plc ................................ 543,289 (543,289) — — —
BNP Paribas SA ................................. 2,046,981 (827,024) — — 1,219,957
Citibank NA .................................... 478,105 (478,105) — — —
Credit Suisse International .......................... 116,082 (116,082) — — —
Deutsche Bank AG ............................... 11,679 (11,679) — — —
Goldman Sachs International ........................ 1,170,343 (1,170,343) — — —
JPMorgan Chase Bank NA .......................... 3,767,843 (3,414,009) — — 353,834
Merrill Lynch International & Co. ...................... 136,449 (136,449) — — —
Morgan Stanley & Co. International plc .................. 1,916,971 (255,743) (467,261) (530,000) 663,967
Toronto Dominion Bank ............................ 13,620 (1,215) — — 12,405
$ 10,981,500 $ (7,734,076) $ (467,261) $ (530,000) $ 2,250,163
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 49,125,432 $ — $ 49,125,432
Ireland .............................................. — 52,266,438 5,279,991 57,546,429
United Kingdom ........................................ — 3,647,894 — 3,647,894
United States .......................................... — 1,351,449 — 1,351,449
Common Stocks
Canada ............................................. — — 14 14

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Level 1 Level 2 Level 3 Total
Germany ............................................ $ 95,212 $ 41,530 $ — $ 136,742
Luxembourg .......................................... — — 1 1
United Kingdom ........................................ 382,427 — 37 382,464
United States .......................................... 6,395,971 1,211,354 1,640,511 9,247,836
Corporate Bonds
Australia ............................................. — 587,594 — 587,594
Austria .............................................. — 6,477,027 — 6,477,027
Belgium ............................................. — 1,115,754 — 1,115,754
Brazil ............................................... — 550,996 — 550,996
Canada ............................................. — 381,430 — 381,430
Cayman Islands ........................................ — 1,027 — 1,027
Chile ............................................... — 340,003 — 340,003
China ............................................... — 6,697,699 — 6,697,699
Colombia ............................................ — 816,833 — 816,833
Cyprus .............................................. — 1,073,992 — 1,073,992
Czech Republic ........................................ — 2,177,505 — 2,177,505
Dominican Republic ..................................... — 196,366 — 196,366
France .............................................. — 31,821,444 376,029 32,197,473
Germany ............................................ — 28,839,274 431,554 29,270,828
Ghana .............................................. — 3,357,915 — 3,357,915
Greece .............................................. — 1,749,106 — 1,749,106
India ............................................... — 506,890 1,056,639 1,563,529
Indonesia ............................................ — 378,236 — 378,236
Ireland .............................................. — 3,056,522 — 3,056,522
Israel ............................................... — 13,031,040 — 13,031,040
Italy ................................................ — 37,733,614 — 37,733,614
Japan ............................................... — 8,810,469 — 8,810,469
Kuwait .............................................. — 366,145 — 366,145
Luxembourg .......................................... — 23,000,026 — 23,000,026
Mexico .............................................. — 458,805 — 458,805
Morocco ............................................. — 217,018 — 217,018
Netherlands ........................................... — 10,302,417 — 10,302,417
Nigeria .............................................. — 164,600 — 164,600
Oman ............................................... — 195,798 — 195,798
Portugal ............................................. — 10,599,180 — 10,599,180
Romania ............................................. — 3,367,214 — 3,367,214
Singapore ............................................ — 182,124 — 182,124
Slovenia ............................................. — 884,924 — 884,924
South Africa ........................................... — 564,288 — 564,288
South Korea .......................................... — 7,748,168 — 7,748,168
Spain ............................................... — 22,867,055 — 22,867,055
Sweden ............................................. — 3,456,422 — 3,456,422
Switzerland ........................................... — 5,604,594 — 5,604,594
Tanzania, United Republic Of ............................... — 190,692 — 190,692
United Arab Emirates .................................... — 968,005 — 968,005
United Kingdom ........................................ — 87,841,682 22,022,510 109,864,192
United States .......................................... — 321,981,830 42,728,284 364,710,114
Zambia .............................................. — 7,413,160 — 7,413,160
Fixed Rate Loan Interests .................................. — — 2,739 2,739
Floating Rate Loan Interests
France .............................................. — 2,923,467 — 2,923,467
Germany ............................................ — 3,417,456 — 3,417,456
Jersey, Channel Islands ................................... — — 341,902 341,902
Luxembourg .......................................... — 2,826,680 252,785 3,079,465
Netherlands ........................................... — 4,541,375 — 4,541,375
Singapore ............................................ — 69,360 — 69,360
United Kingdom ........................................ — 4,607,806 — 4,607,806
United States .......................................... — 49,754,185 10,767,669 60,521,854
Foreign Agency Obligations ................................. — 16,657,532 — 16,657,532
Foreign Government Obligations .............................. — 8,537,390 — 8,537,390
Investment Companies .................................... 155,900 — — 155,900
Non-Agency Mortgage-Backed Securities
United States .......................................... — 29,174,294 3,586,951 32,761,245
Preferred Securities ....................................... — — 4,369,932 4,369,932
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund

Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 4,440,592 $ — $ 4,440,592
Warrants .............................................. 57,526 494 125,966 183,986
Short-Term Securities
Borrowed Bond Agreements ................................. — 47,467,970 — 47,467,970
Certificates of Deposit ..................................... — 910,963 — 910,963
Money Market Funds ...................................... 56,350,784 — — 56,350,784
Options Purchased
Credit contracts .......................................... — 57,316 — 57,316
Equity contracts .......................................... 649,536 144,980 — 794,516
Liabilities
Borrowed Bonds ......................................... — (47,128,464) — (47,128,464)
Investment Sold Short
Common Stocks ......................................... (250,325) — — (250,325)
$ 63,837,031 $ 894,122,376 $ 92,983,514 $ 1,050,942,921
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 3,376,484 $ — $ 3,376,484
Equity contracts ........................................... — 160,166 — 160,166
Foreign currency exchange contracts ............................ — 93,950 — 93,950
Interest rate contracts ....................................... 219,519 13,548 — 233,067
Liabilities
Credit contracts ........................................... — (7,113,556) — (7,113,556)
Equity contracts ........................................... (824,344) (788,753) — (1,613,097)
Foreign currency exchange contracts ............................ — (2,084,801) — (2,084,801)
Interest rate contracts ....................................... (60,240) (13,674) — (73,914)
$ (665,065) $ (6,356,636) $ — $ (7,021,701)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2022 .................... $ — $ 1,459,363 $ 49,161,103 $ — $ 11,316,378 $ — $ 3,760,186 $ 119,134 $ 65,816,164
Transfers into Level 3 .............................. — — — — 1,373,939 3,963,760 — — 5,337,699
Transfers out of Level 3 ............................. — (13,393) — — (1,094,335) — — — (1,107,728)
Other
(a)
........................................ — — — 51,980 (51,980) — — — —
Accrued discounts/premiums .......................... — — 45,742 (15,579) 49,373 33,759 — — 113,295
Net realized gain (loss) ............................. — (1,423) 1,743 — (358,218) — — — (357,898)
Net change in unrealized appreciation (depreciation)
(b)(c)
........ 146,151 (102,212) 2,580,188 (33,662) 490,947 (410,568) (169,862) 6,832 2,507,814
Purchases ...................................... 5,133,840 386,410 27,836,594 — 11,746,906 — 779,608 — 45,883,35 8
Sales ......................................... — (88,182) (13,010,35 4) — (12,110,654) — — — (25,209,19 0)
Closing balance, as of July 31, 2023 .....................
$ 5,279,991 $ 1,640,563 $ 66,615,016 $ 2,739 $ 11,362,356 $ 3,586,951 $ 4,369,932 $ 125,966 $ 92,983,514
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023
(c)
.........................
$ 146,151 $ (102,212) $ 2,580,188 $ (33,662) $ 174,868 $ (410,568) $ (169,862) $ 6,832 $ 2,191,735
(a)
Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2023
BlackRock Global Long/Short Credit Fund
Schedule of Investments

See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $ 17,742,893 . A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 1,253,986 Market Time to Exit 0.1 – 1.5 years 0.4 years
Volatility 51% – 75% 70%
Revenue Multiple 4.00x —
Corporate Bonds
(b)
............................ 64,850,586 Income Discount Rate 5% – 35% 8%
Floating Rate Interests ......................... 1,081,916 Income Discount Rate 11% – 14% 12%
Preferred Stocks ............................. 4,369,932 Income Discount Rate 13% —
Market Revenue Multiple 10.00x – 24.00x 16.96x
Gross Profit Multiple 8.00x —
EBITDA Multiple 16.00x —
Time to Exit 2.0 years —
Volatility 90% —
Warrants .................................. 97,250 Market Time to Exit 0.4 – 0.6 years 0.5 years
Volatility 45% – 60% 59%
Revenue Multiple 3.75x – 10.00x 8.29x
Income Discount Rate 35% —
Non-Agency Mortgage-Backed Securities .............. 3,586,951 Income Credit Spread 517 —
$ 75,240,621
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end July 31, 2023, the valuation technique for investments classified as Corporate Bonds amounting to $691,945 changed to Discount Cash Flow approach. The investments were previously valued utilizing an Option Pricing Model. The change was due to consideration of the information that was available at the time the investments were valued.

Statement of Assets and Liabilities

July 31, 2023
2023
BlackRock Annual Report to Shareholders

BlackRock Global
Long/Short Credit
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,041,970,926
Investments, at value — affiliated
(b)
.......................................................................................... 56,350,784
Cash pledged: –
Collateral — exchange-traded options written ................................................................................. 6,180,000
Collateral — OTC derivatives ............................................................................................ 29,034,000
Futures contracts .................................................................................................... 1,698,880
Centrally cleared swaps ................................................................................................ 3,019,710
Foreign currency, at value
(c)
............................................................................................... 19,313,585
Receivables: –
Investments sold .................................................................................................... 22,967,347
Swaps   .......................................................................................................... 96,942
Capital shares sold ................................................................................................... 5,670,334
Dividends — unaffiliated ............................................................................................... 4,871
Dividends — affiliated ................................................................................................. 254,546
Interest — unaffiliated ................................................................................................. 14,656,608
From the Manager ................................................................................................... 30,229
Variation margin on futures contracts ....................................................................................... 1,625
Swap premiums paid ................................................................................................... 8,179,916
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 93,950
OTC swaps ........................................................................................................ 3,536,650
Prepaid expenses ..................................................................................................... 52,779
Total assets .........................................................................................................
1,213,113,682
LIABILITIES
Investments sold short, at value
(d)
........................................................................................... 250,325
Bank overdraft ........................................................................................................ 17,030,078
Cash received: –
Collateral — OTC derivatives ............................................................................................ 3,485,659
Borrowed bonds, at value
(e)
............................................................................................... 47,128,464
Options written, at value
(f)
................................................................................................ 1,026,032
Payables: –
Investments purchased ................................................................................................ 36,081,419
Swaps   .......................................................................................................... 277,906
Administration fees ................................................................................................... 39,496
Capital shares redeemed ............................................................................................... 6,598,577
Interest expense .................................................................................................... 874,433
Investment advisory fees .............................................................................................. 750,895
Trustees' and Officer's fees ............................................................................................. 24,081
Other affiliate fees ................................................................................................... 1,320
Professional fees .................................................................................................... 264,051
Service and distribution fees ............................................................................................. 54,436
Variation margin on futures contracts ....................................................................................... 90,607
Variation margin on centrally cleared swaps .................................................................................. 125,562
Other accrued expenses ............................................................................................... 518,629
Swap premiums received ................................................................................................ 3,333,377
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 2,084,801
OTC swaps ........................................................................................................ 4,700,676
Total liabilities ........................................................................................................
124,740,824
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,088,372,858

Statement of Assets and Liabilities
(continued)
July 31, 2023

Financial Statements
See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,748,032,852
Accumulated loss ..................................................................................................... (659,659,994)
NET ASSETS ........................................................................................................
$ 1,088,372,858
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 1,155,005,637
(b)
  Investments, at cost — affiliated .......................................................................................... $ 56,350,784
(c)
  Foreign currency, at cost ............................................................................................... $ 19,441,686
(d)
  Proceeds received from short sales ....................................................................................... $ 76,549
(e)
  Proceeds received from borrowed bonds .................................................................................... $ 48,235,668
(f)
  Premiums received ................................................................................................... $ 890,344

Statement of Assets and Liabilities
(continued)
July 31, 2023
2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 783,811,456
Shares outstanding ..................................................................................................
89,072,513
Net asset value .....................................................................................................
$ 8.80
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 65,580,020
Shares outstanding ..................................................................................................
7,446,921
Net asset value .....................................................................................................
$ 8.81
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 4,734,633
Shares outstanding ..................................................................................................
542,162
Net asset value .....................................................................................................
$ 8.73
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 234,246,749
Shares outstanding ..................................................................................................
26,596,238
Net asset value .....................................................................................................
$ 8.81
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statement of Operations
Year Ended July 31, 2023

Financial Statements
See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 330,844
Dividends — affiliated ................................................................................................. 3,289,429
Interest — unaffiliated ................................................................................................. 73,610,678
Total investment income .................................................................................................
77,230,951
EXPENSES
Investment advisory .................................................................................................. 11,467,977
Transfer agent — class specific .......................................................................................... 864,948
Administration ..................................................................................................... 495,421
Accounting services .................................................................................................. 340,807
Service and distribution — class specific .................................................................................... 279,399
Professional ....................................................................................................... 249,740
Administration — class specific .......................................................................................... 183,168
Registration ....................................................................................................... 160,094
Custodian ......................................................................................................... 87,974
Printing and postage ................................................................................................. 33,072
Trustees and Officer .................................................................................................. 23,976
Miscellaneous ...................................................................................................... 435,993
Total expenses excluding dividend expense, and interest expense .....................................................................
14,622,569
Dividends expense — unaffiliated ......................................................................................... 27,931
Dividends expense — affiliated .......................................................................................... 133,915
Interest expense .................................................................................................... 3,450,548
Total expenses .......................................................................................................
18,234,963
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (24,922)
Fees waived and/or reimbursed by the Manager ............................................................................... (189,630)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (55,671)
Total expenses after fees waived and/or reimbursed ..............................................................................
17,964,740
Net investment income ..................................................................................................
59,266,211
REALIZED AND UNREALIZED GAIN (LOSS) $ (35,257,299)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (158,792,562)
Investments — affiliated ............................................................................................. 27,536
Borrowed bonds .................................................................................................. 7,578,326
Forward foreign currency exchange contracts ............................................................................... 17,852,736
Foreign currency transactions ......................................................................................... (3,611,196)
Futures contracts .................................................................................................. 4,789,558
Options written ................................................................................................... 18,077,239
Short sales — unaffiliated ............................................................................................ 462,906
Short sales — affiliated .............................................................................................. 22,622
Swaps ......................................................................................................... (23,666,355)
A
(137,259,190)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 121,787,215
Borrowed bonds .................................................................................................. (4,219,757)
Forward foreign currency exchange contracts ............................................................................... (26,893,379)
Foreign currency translations .......................................................................................... 534,775
Futures contracts .................................................................................................. 6,752,824
Options written ................................................................................................... (5,443,630)
Short sales — unaffiliated ............................................................................................ (144,305)
Short sales — affiliated .............................................................................................. 35,632
Swaps ......................................................................................................... 9,592,517
A
102,001,892
Net realized and unrealized loss ............................................................................................
(35,257,298)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 24,008,913

Statements of Changes in Net Assets

2023
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Global Long/Short Credit Fund
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 59,266,211  $ 48,221,335
Net realized gain (loss) .............................................................................. (137,259,190) 20,470,365
Net change in unrealized appreciation (depreciation) .......................................................... 102,001,892  (182,231,749)
Net increase (decrease) in net assets resulting from operations ..................................................... 24,008,913  (113,540,049)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ..................................................................................... (66,995,894) (45,186,861)
  Investor A ...................................................................................... (5,315,056) (3,089,685)
  Investor C ...................................................................................... (433,580) (347,824)
  Class K ....................................................................................... (20,255,590) (10,375,706)
Decrease in net assets resulting from distributions to shareholders ................................................... (93,000,120) (59,000,076)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (384,466,653) 107,073,742
NET ASSETS
Total decrease in net assets ............................................................................ (453,457,860) (65,466,383)
Beginning of year .................................................................................... 1,541,830,718  1,607,297,101
End of year ........................................................................................
$ 1,088,372,858  $ 1,541,830,718
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Institutional
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ...........................
$ 9.26  $ 10.25  $ 9.78  $ 10.05  $ 10.36
Net investment income
(a)
.................................
0.43  0.28  0.38  0.37  0.37
Net realized and unrealized gain (loss) ........................
(0.19) (0.92) 0.48  (0.27) (0.10)
Net increase (decrease) from investment operations ................ 0.24  (0.64) 0.86  0.10  0.27
Distributions from net investment income
(b)
.................... (0.70) (0.35) (0.39) (0.37) (0.58)
Net asset value, end of year ............................... $ 8.80  $ 9.26  $ 10.25  $ 9.78  $ 10.05
Total Return
(c)
— — — — —
Based on net asset value .................................. 2.88% (6.42)% 8.95% 0.96%
(d)
2.83%
(d)
Ratios to Average Net Assets
(e)
Total expenses .........................................
1.49% 1.34% 1.46% 1.85% 2.03%
Total expenses after fees waived and/or reimbursed ................
1.47% 1.33% 1.45% 1.85% 2.01%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
1.17% 1.12% 1.09% 1.12% 1.07%
Net investment income ...................................
4.87% 2.89% 3.80% 3.74% 3.67%
Supplemental Data
Net assets, end of year (000) ................................ $ 783,811  $ 1,077,774  $ 1,202,628  $ 1,223,282  $ 1,747,346
Portfolio turnover rate ..................................... 132%
(f)
149% 156% 232% 226%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investor A
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ...........................
$ 9.24  $ 10.24  $ 9.76  $ 10.03  $ 10.33
Net investment income
(a)
.................................
0.40  0.26  0.35  0.34  0.34
Net realized and unrealized gain (loss) ........................
(0.17) (0.93) 0.49  (0.27) (0.10)
Net increase (decrease) from investment operations ................ 0.23  (0.67) 0.84  0.07  0.24
Distributions from net investment income
(b)
.................... (0.66) (0.33) (0.36) (0.34) (0.54)
Net asset value, end of year ............................... $ 8.81  $ 9.24  $ 10.24  $ 9.76  $ 10.03
Total Return
(c)
— — — — —
Based on net asset value .................................. 2.76% (6.75)% 8.69% 0.69%
(d)
2.60%
(d)
Ratios to Average Net Assets
(e)
Total expenses .........................................
1.76% 1.61% 1.73% 2.10% 2.29%
(f)
Total expenses after fees waived and/or reimbursed ................
1.70% 1.60% 1.72% 2.10% 2.27%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
1.40% 1.39% 1.36% 1.37% 1.33%
Net investment income ...................................
4.50% 2.70% 3.53% 3.49% 3.43%
Supplemental Data
Net assets, end of year (000) ................................ $ 65,580  $ 136,073  $ 86,176  $ 101,727  $ 117,093
Portfolio turnover rate ..................................... 132%
(g)
149% 156% 232% 226%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expense ratio would have been 2.28%.
(g)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Investor C
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ...........................
$ 9.14  $ 10.09  $ 9.58  $ 9.82  $ 10.12
Net investment income
(a)
.................................
0.34  0.18  0.27  0.27  0.26
Net realized and unrealized gain (loss) ........................
(0.19) (0.91) 0.47  (0.26) (0.10)
Net increase (decrease) from investment operations ................ 0.15  (0.73) 0.74  0.01  0.16
Distributions from net investment income
(b)
.................... (0.56) (0.22) (0.23) (0.25) (0.46)
Net asset value, end of year ............................... $ 8.73  $ 9.14  $ 10.09  $ 9.58  $ 9.82
Total Return
(c)
— — — — —
Based on net asset value .................................. 1.84% (7.37)% 7.75% 0.03%
(d)
1.72%
(d)
Ratios to Average Net Assets
(e)
Total expenses .........................................
2.51% 2.37% 2.50% 2.86% 3.05%
(f)
Total expenses after fees waived and/or reimbursed ................
2.45% 2.36% 2.49% 2.86% 3.03%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
2.15% 2.15% 2.13% 2.13% 2.09%
Net investment income ...................................
3.82% 1.88% 2.71% 2.75% 2.65%
Supplemental Data
Net assets, end of year (000) ................................ $ 4,735  $ 9,827  $ 18,771  $ 29,291  $ 68,930
Portfolio turnover rate ..................................... 132%
(g)
149% 156% 232% 226%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Class K
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ...........................
$ 9.27  $ 10.26  $ 9.79  $ 10.06  $ 10.37
Net investment income
(a)
.................................
0.44  0.29  0.39  0.38  0.38
Net realized and unrealized gain (loss) ........................
(0.20) (0.92) 0.48  (0.27) (0.11)
Net increase (decrease) from investment operations ................ 0.24  (0.63) 0.87  0.11  0.27
Distributions from net investment income
(b)
.................... (0.70) (0.36) (0.40) (0.38) (0.58)
Net asset value, end of year ............................... $ 8.81  $ 9.27  $ 10.26  $ 9.79  $ 10.06
Total Return
(c)
— — — — —
Based on net asset value .................................. 2.98% (6.35)% 9.02% 1.04%
(d)
2.91%
(d)
Ratios to Average Net Assets
(e)
Total expenses .........................................
1.40% 1.26% 1.39% 1.77% 1.96%
Total expenses after fees waived and/or reimbursed ................
1.38% 1.26% 1.38% 1.76% 1.94%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
1.09% 1.05% 1.02% 1.04% 1.00%
Net investment income ...................................
4.95% 2.97% 3.85% 3.85% 3.75%
Supplemental Data
Net assets, end of year (000) ................................ $ 234,247  $ 318,157  $ 299,722  $ 399,165  $ 1,104,061
Portfolio turnover rate ..................................... 132%
(f)
149% 156% 232% 226%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Global Long/Short Credit Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized its ability to temporarily borrow from that custodian for operational purposes. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees’ had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement(s) of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair

Notes to Financial Statements
(continued)

Notes to Financial Statements
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate

Notes to Financial Statements
(continued)

Notes to Financial Statements
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of July 31, 2023 , the Fund had outstanding commitments of $1,446,000. These commitments are not included in the net assets of the Fund as of July 31, 2023 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended July 31, 2023, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were $84,338 and 4.72%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

As of period end, the following table is a summary of the Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statement of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash
Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued
Interest
Cash
Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc .............. $ 12,215,259 $ (12,318,334) $ (103,075) $ — $ — $ — $ — $ — $ (103,075)
Barclays Capital, Inc. ............ 5,246,461 (5,285,535) (39,074) — — — — — (39,074)
BNP Paribas SA ............... 5,862,878 (5,898,499) (35,621) — — — — — (35,621)
BofA Securities, Inc. ............. 846,250 (848,291) (2,041) — — — — — (2,041)
Goldman Sachs International ....... 2,300,811 (2,315,786) (14,975) — — — — — (14,975)
J.P. Morgan Securities plc ......... 10,670,061 (10,851,574) (181,513) — — — — — (181,513)
Nomura Securities International, Inc. .. 5,639,790 (5,712,169) (72,379) — — — — — (72,379)
RBC Capital Markets LLC ......... 3,109,820 (3,199,530) (89,710) — — — — — (89,710)
RBC Europe Ltd. ............... 1,576,640 (1,573,179) 3,461 — — — — — 3,461
$ 47,467,970 $ (48,002,897) $ (534,927) $ — $ — $ — $ — $ — $ (534,927)
...........................................
(a)
Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $874,433 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(continued)

Notes to Financial Statements
value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.95%
$1 billion - $3 billion ..................................................................................................... 0.89
$3 billion - $5 billion ..................................................................................................... 0.86
$5 billion - $6.5 billion .................................................................................................... 0.83
$6.5 billion - $10 billion ................................................................................................... 0.80
Greater than $10 billion ................................................................................................... 0.76
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees — Class
Specific
Investor A ........................................................................................................ $ 212,307
Investor C ........................................................................................................ 67,092
$ 279,399
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

For the year ended July 31, 2023, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2023, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  July 31, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A
Shares for a total of $101 .
For the year ended July 31, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July
31, 2023, the amount waived was $68,660.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2023, the Manager waived $2,363.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2023, the Manager waived and/or reimbursed investment advisory fees of $118,607 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended July 31, 2023, class specific expense waivers and/or reimbursements were as follows:
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 131,100 $ 12,738 $ 1,006 $ 38,324 $ 183,168
Institutional ............................................................................................................. $ 3,222
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 2,343 $ 1,138 $ 783 $ 611 $ 4,875
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 759,379 $ 96,049 $ 7,603 $ 1,917 $ 864,948
Fund Name Investor A Investor C
BlackRock Global Long/Short Credit Fund ............................................................................. $ 26,390 $ 2,977
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 1.20% 1.40% 2.15% 1.15%
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional .................................................................................... $ 8,704 $ 23,669
Investor A ..................................................................................... 12,637 29,434
Investor C ..................................................................................... 984 2,367
Class K ...................................................................................... 2,597 201
$ 24,922 $ 55,671

Notes to Financial Statements
(continued)

Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended July 31, 2023, purchases and sales of investments, including paydowns/payups and excluding short-term securities, were $1,380,660,149 and
$1,634,723,749, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of July 31, 2023, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, amortization methods of premiums and discounts on fixed-income securities, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the classification of investments, the accounting for swap agreements and the deferral of compensation to trustees.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
Purchases ............................................................................................................... $ 1,162,257
Sales ................................................................................................................... 7,463,606
Net Realized Loss .......................................................................................................... (509,614)
Fund Name
Year Ended
07/31/23
Year Ended
07/31/22
BlackRock Global Long/Short Credit Fund
Ordinary income ........................................................................................... $ 93,000,120 $ 59,000,076
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-
Year Losses
(c)
Total
BlackRock Global Long/Short Credit Fund ..................................... $ (523,382,211) $ (131,682,453) $ (4,595,330) $ (659,659,994)

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended July 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/Short Credit Fund ................................. $ 1,218,674,233 $ 15,098,655 $ (138,268,088) $ (123,169,433)

Notes to Financial Statements
(continued)

Notes to Financial Statements
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
2023
BlackRock Annual Report to Shareholders

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Long/Short Credit Fund
Institutional
Shares sold .............................................
32,070,701 $ 284,550,002 57,816,380 $ 571,072,733
Shares issued in reinvestment of distributions ........................
6,464,375 54,430,040 3,348,270 33,114,387
Shares redeemed .........................................
(65,878,345) (584,133,352) (62,089,562) (597,211,870)
(27,343,269) $ (245,153,310) (924,912) $ 6,975,250
Investor A
Shares sold and automatic conversion of shares ......................
1,780,436 $ 15,948,428 9,388,064 $ 91,780,264
Shares issued in reinvestment of distributions ........................
564,634 4,765,509 275,553 2,725,220
Shares redeemed .........................................
(9,617,384) (85,960,296) (3,362,577) (32,660,728)
(7,272,314) $ (65,246,359) 6,301,040 $ 61,844,756
Investor C
Shares sold .............................................
50,419 $ 436,299 145,849 $ 1,439,754
Shares issued in reinvestment of distributions ........................
51,209 430,667 35,116 344,834
Shares redeemed and automatic conversion of shares ..................
(634,856) (5,582,929) (966,171) (9,367,981)
(533,228) $ (4,715,963) (785,206) $ (7,583,393)
Class K
Shares sold .............................................
6,862,326 $ 60,444,858 17,555,604 $ 167,819,896
Shares issued in reinvestment of distributions ........................
343,658 2,897,041 167,164 1,653,256
Shares redeemed .........................................
(14,940,513) (132,692,920) (12,611,383) (123,636,023)
(7,734,529) $ (69,351,021) 5,111,385 $ 45,837,129
(42,883,340) $ (384,466,653) 9,702,307 $ 107,073,742

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock Funds IV and Shareholders of BlackRock Global Long/Short Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global Long/Short Credit Fund (one of the funds constituting BlackRock Funds IV, referred to hereafter as the "Fund") as of July 31, 2023, the related statement of operations for the year ended July 31, 2023, the statement of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July
31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 26, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
2023
BlackRock Annual Report to Shareholders

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2023:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2023:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2023:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2023:
Fund Name
Qualified Dividend
Income
BlackRock Global Long/Short Credit Fund .................................................................................. $ 2,000,143
Fund Name Federal Obligation Interest
BlackRock Global Long/Short Credit Fund .................................................................................. $ 473,640
Fund Name
Dividends-Received
Deduction
BlackRock Global Long/Short Credit Fund .................................................................................... 0.61%
Fund Name Interest Dividends
BlackRock Global Long/Short Credit Fund .................................................................................. $ 56,464,362
Fund Name
Interest-Related
Dividends
BlackRock Global Long/Short Credit Fund .................................................................................. $ 25,739,884

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds IV (the “Trust”) met on May 4, 2023 (the “May
Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Global Long/Short Credit Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Annual Report to Shareholders

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The
Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics, including a total return target. The
Board noted that for each of the one-, three-, and five-year periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers,
BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the supplemental peer group. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Trustee and Officer Information
2023
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
and Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
70 RICs consisting of 104 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy).
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Trustee
(Since 2019)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr. Professor of Business Administration, Harvard Business School from
2008 to 2022; Deputy Dean for Academic Affairs from 2006 to
2010; Chairman of the Finance Unit, from 2005 to 2006; Senior
Associate Dean and Chairman of the MBA Program from 1999 to
2005; Member of the faculty of Harvard Business School since
1981.
72 RICs consisting of 106 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 104 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products).
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
72 RICs consisting of 106 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
70 RICs consisting of 104 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General of the United States Air
Force from 2017 to 2019; Lieutenant General, Assistant Vice
Chief of Staff and Director, Air Staff, United States Air Force
from 2016 to 2017; Major General, Commander, 22nd Air Force,
AFRC, Dobbins Air Reserve Base, Georgia from 2014 to 2016;
Pilot, United Airlines from 1990 to 2020.
70 RICs consisting of 104 Portfolios KULR Technology Group,
Inc. in 2021; The Boeing
Company (airplane
manufacturer).
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
70 RICs consisting of 104 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation).
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
72 RICs consisting of 106 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 273 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 275 Portfolios None

Trustee and Officer Information
(continued)
2023
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

Additional Information

Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CSGLSCMT-7/23-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Long/Short Credit Fund	$77,871	$74,100	$0	$0	$0	$0	$303	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Long/Short Credit Fund	$303	$0

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

  <<section 302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section 906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     _/s/ John M. Perlowski______________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     _/s/ John M. Perlowski______________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: September 26, 2023

By:     _/s/ Trent Walker___________________
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: September 26, 2023